UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Diversified Income Fund

April 30, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Diversified Income Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from November 1, 2021 to April 30, 2022 (Unaudited)

The Fund seeks maximum long-term total return, consistent with reasonable risk.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2021 to April 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from November 1, 2021 to April 30, 2022 (Unaudited)

Delaware Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/21	4/30/22	Expense Ratio	11/1/21 to 4/30/22*
Actual Fund return†
Class A	$1,000.00	$897.90	0.70%	$3.29
Class C	1,000.00	894.50	1.45%	6.81
Class R	1,000.00	895.60	0.95%	4.47
Institutional Class	1,000.00	898.00	0.45%	2.12
Class R6	1,000.00	898.40	0.36%	1.69
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.32	0.70%	$3.51
Class C	1,000.00	1,017.60	1.45%	7.25
Class R	1,000.00	1,020.08	0.95%	4.76
Institutional Class	1,000.00	1,022.56	0.45%	2.26
Class R6	1,000.00	1,023.01	0.36%	1.81

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocation
Delaware Diversified Income Fund	As of April 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	3.09%
Agency Commercial Mortgage-Backed Securities	0.17%
Agency Mortgage-Backed Securities	16.90%
Collateralized Debt Obligations	1.42%
Convertible Bonds	0.36%
Corporate Bonds	45.62%
Banking	9.18%
Basic Industry	2.68%
Brokerage	0.62%
Capital Goods	1.58%
Communications	5.66%
Consumer Cyclical	3.20%
Consumer Non-Cyclical	4.53%
Electric	3.61%
Energy	5.23%
Finance Companies	1.86%
Industrials	0.05%
Insurance	1.35%
Natural Gas	0.08%
Real Estate	0.54%
Technology	2.51%
Transportation	2.70%
Utilities	0.24%
Municipal Bonds	0.87%
Non-Agency Asset-Backed Securities	1.71%
Non-Agency Collateralized Mortgage Obligations	2.37%
Non-Agency Commercial Mortgage-Backed Securities	9.03%
Loan Agreements	5.61%
Sovereign Bonds	2.65%
Supranational Banks	0.06%
US Treasury Obligations	6.06%
Common Stocks	0.07%
Options Purchased	0.02%
Short-Term Investments	3.25%
Total Value of Securities Before Securities Lending Collateral and
Options Written	99.26%
Securities Lending Collateral	1.88%

Security type / sector allocation
Delaware Diversified Income Fund

Security type / sector	Percentage of net assets
Options Written	(0.01%	)
Obligation to Return Securities Lending Collateral	(1.88%	)
Receivables and Other Assets Net of Liabilities	0.75%
Total Net Assets	100.00%

Schedule of investments
Delaware Diversified Income Fund	April 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 3.09%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 3.518%
(LIBOR01M + 2.85%) 11/25/29 ●	1,327,299	$1,356,102
Series 2018-C03 1M2 2.818%
(LIBOR01M + 2.15%, Floor 2.15%)
10/25/30 ●	2,081,353	2,097,695
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	3,945	4,108
Series 2002-T19 A1 6.50% 7/25/42	46,048	49,460
Series 2004-T1 1A2 6.50% 1/25/44	12,651	13,605
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 ●	10,981	11,461
Series 2003-W1 2A 5.391% 12/25/42 ●	6,642	6,741
Series 2004-W11 1A2 6.50% 5/25/44	131,139	141,053
Fannie Mae REMICs
Series 2011-118 DC 4.00% 11/25/41	64,001	62,704
Series 2013-44 Z 3.00% 5/25/43	24,198	21,205
Series 2015-34 OK 0.000% 3/25/44 Ω, ^	216,431	211,358
Series 2017-40 GZ 3.50% 5/25/47	1,975,774	1,901,580
Freddie Mac Multifamily Structured Pass
Through Certificates
Series X3FX A2FX 3.00% 6/25/27 ◆	4,515,000	4,393,169
Freddie Mac REMICs
Series 4676 KZ 2.50% 7/15/45	1,830,078	1,676,840
Freddie Mac Structured Agency Credit Risk
Debt Notes
Series 2017-HQA2 M2AS 1.718%
(LIBOR01M + 1.05%) 12/25/29 ●	2,654,515	2,637,847
Series 2018-HQA1 M2 2.968%
(LIBOR01M + 2.30%) 9/25/30 ●	2,749,908	2,766,939
Series 2022-DNA2 M2 144A 4.039%
(SOFR + 3.75%) 2/25/42 #, ●	2,000,000	1,970,051
Freddie Mac Structured Agency Credit Risk
REMIC Trust
Series 2019-HQA4 M2 144A 2.718%
(LIBOR01M + 2.05%) 11/25/49 #, ●	375,795	375,794
Series 2020-DNA2 M2 144A 2.518%
(LIBOR01M + 1.85%) 2/25/50 #, ●	826,131	825,132
Series 2020-DNA6 M2 144A 2.289%
(SOFR + 2.00%) 12/25/50 #, ●	9,400,000	9,337,074
Series 2020-HQA2 M2 144A 3.768%
(LIBOR01M + 3.10%) 3/25/50 #, ●	2,057,173	2,065,315
Series 2021-DNA1 M2 144A 2.089%
(SOFR + 1.80%) 1/25/51 #, ●	19,600,000	19,193,122

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk
REMIC Trust
Series 2021-DNA3 M2 144A 2.389%
(SOFR + 2.10%) 10/25/33 #, ●	6,770,000	$6,592,014
Series 2021-DNA5 M2 144A 1.939%
(SOFR + 1.65%) 1/25/34 #, ●	9,300,000	9,226,174
Series 2021-HQA1 M2 144A 2.539%
(SOFR + 2.25%) 8/25/33 #, ●	19,600,000	19,233,186
Series 2021-HQA2 M2 144A 2.339%
(SOFR + 2.05%) 12/25/33 #, ●	13,430,000	13,010,589
Series 2022-DNA1 M2 144A 2.789%
(SOFR + 2.50%) 1/25/42 #, ●	3,500,000	3,325,268
Freddie Mac Structured Pass Through
Certificates
Series T-54 2A 6.50% 2/25/43 ◆	13,067	14,373
Series T-58 2A 6.50% 9/25/43 ◆	206,483	218,157
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	834,852
Series 2013-182 CZ 2.50% 12/20/43	1,415,455	1,341,258
Total Agency Collateralized Mortgage Obligations (cost
$106,461,768)		104,914,226

Agency Commercial Mortgage-Backed Securities – 0.17%
FREMF Mortgage Trust
Series 2014-K37 B 144A 4.716%
1/25/47 #, ●	4,550,000	4,594,562
Series 2015-K44 B 144A 3.795%
1/25/48 #, ●	1,000,000	985,691
Series 2017-K71 B 144A 3.881%
11/25/50 #, ●	80,000	77,587
Total Agency Commercial Mortgage-Backed Securities (cost
$5,970,592)		5,657,840

Agency Mortgage-Backed Securities – 16.90%
Fannie Mae
3.00% 2/1/57	137,619	130,114
Fannie Mae S.F. 15 yr
2.00% 3/1/36	2,817,317	2,643,663
2.50% 7/1/36	32,405,457	31,063,246
Fannie Mae S.F. 20 yr
2.00% 3/1/41	8,641,191	7,776,052
2.00% 5/1/41	8,090,288	7,268,171

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
3.00% 9/1/37	2,786,065	$2,694,799
Fannie Mae S.F. 30 yr
2.00% 11/1/50	11,033,148	9,771,616
2.00% 12/1/50	8,821,736	7,811,755
2.00% 1/1/51	2,906,709	2,576,097
2.00% 2/1/51	8,067,023	7,149,129
2.00% 3/1/51	22,384,765	19,815,649
2.00% 5/1/51	3,334,146	2,949,126
2.00% 8/1/51	3,965,343	3,509,536
2.00% 1/1/52	10,156,099	8,986,000
2.50% 9/1/50	8,151,705	7,470,115
2.50% 10/1/50	6,927,588	6,338,990
2.50% 11/1/50	22,583,348	20,654,182
2.50% 6/1/51	10,948,698	10,043,968
2.50% 8/1/51	20,302,514	18,577,661
3.00% 10/1/46	697,214	669,045
3.00% 4/1/47	74,725	71,656
3.00% 11/1/48	2,155,480	2,066,363
3.00% 12/1/49	13,397,797	12,705,091
3.00% 7/1/50	2,497,642	2,365,743
3.00% 8/1/50	2,089,764	1,979,469
3.00% 5/1/51	1,673,976	1,587,584
3.00% 7/1/51	13,491,811	12,776,698
3.00% 8/1/51	11,963,277	11,321,735
3.50% w	24,181,000	23,449,902
3.50% 7/1/47	6,505,577	6,431,323
3.50% 12/1/47	1,154,605	1,129,835
3.50% 1/1/48	2,524,832	2,482,193
3.50% 2/1/48	4,545,221	4,463,501
3.50% 12/1/49	847,877	830,030
3.50% 3/1/50	2,624,908	2,572,631
3.50% 8/1/50	6,080,307	6,004,607
3.50% 1/1/52	37,260,324	36,348,802
4.00% 3/1/47	5,314,127	5,375,867
4.00% 4/1/47	1,514,929	1,536,411
4.00% 10/1/48	7,658,371	7,766,322
4.50% 6/1/40	18,043	18,819
4.50% 7/1/40	23,487	23,596
4.50% 8/1/41	28,068	29,334
4.50% 4/1/44	202,964	212,125
4.50% 2/1/46	20,221	21,018

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 5/1/46	436,700	$455,379
4.50% 4/1/48	1,993,533	2,078,656
4.50% 9/1/48	25,513	26,237
4.50% 1/1/49	9,935,799	10,240,662
4.50% 1/1/50	5,232,527	5,410,536
5.00% 7/1/47	322,736	341,258
5.00% 7/1/49	8,435,662	8,841,921
5.50% 5/1/44	21,677,254	23,058,907
6.00% 6/1/41	4,418,145	4,866,584
6.00% 7/1/41	12,038,412	13,304,134
6.00% 1/1/42	3,492,552	3,859,917
Freddie Mac S.F. 15 yr
2.00% 12/1/35	13,577,161	12,741,288
3.00% 3/1/35	27,940,067	27,506,144
Freddie Mac S.F. 20 yr
2.50% 6/1/41	17,188,753	15,940,853
3.00% 4/1/42	1,266,627	1,213,090
Freddie Mac S.F. 30 yr
2.00% 2/1/52	8,602,530	7,600,820
2.50% 10/1/50	7,393,543	6,772,777
2.50% 11/1/50	6,411,553	5,863,275
2.50% 2/1/51	12,429,619	11,385,283
2.50% 10/1/51	18,369,764	16,809,080
3.00% 11/1/46	105,774	101,460
3.00% 12/1/49	2,092,033	1,983,340
3.00% 1/1/50	2,061,325	1,954,870
3.00% 5/1/51	16,387,957	15,608,237
3.00% 8/1/51	4,365,324	4,131,239
3.50% 11/1/48	6,112,491	6,017,860
3.50% 2/1/52	6,755,043	6,564,067
3.50% 4/1/52	5,930,568	5,778,611
4.00% 7/1/47	459,128	461,415
4.00% 4/1/52	14,190,183	14,135,884
4.50% 3/1/42	20,633	21,542
4.50% 4/1/49	2,342,063	2,419,129
4.50% 8/1/49	5,236,079	5,411,198
5.50% 9/1/41	6,385,588	6,798,556
GNMA I S.F. 30 yr
3.00% 3/15/50	1,192,913	1,138,808
GNMA II S.F. 30 yr
3.00% 8/20/50	2,333,949	2,271,590

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
5.50% 5/20/37	336,430	$368,486
6.50% 6/20/39	1,578	1,711
Total Agency Mortgage-Backed Securities (cost $629,166,932)		574,954,373

Collateralized Debt Obligations – 1.42%
AMMC CLO 22
Series 2018-22A A 144A 2.214%
(LIBOR03M + 1.03%, Floor 1.03%)
4/25/31 #, ●	4,400,000	4,386,655
Apex Credit CLO
Series 2018-1A A2 144A 2.214%
(LIBOR03M + 1.03%) 4/25/31 #, ●	11,200,000	10,989,541
Black Diamond CLO
Series 2017-2A A2 144A 2.363%
(LIBOR03M + 1.30%, Floor 1.30%)
1/20/32 #	2,800,000	2,795,190
Catamaran CLO
Series 2014-1A A1BR 144A 2.526%
(LIBOR03M + 1.39%) 4/22/30 #, ●	5,000,000	4,989,855
Man GLG US CLO
Series 2018-1A A1R 144A 2.203%
(LIBOR03M + 1.14%) 4/22/30 #, ●	14,700,000	14,645,169
Saranac CLO VII
Series 2014-2A A1AR 144A 1.71%
(LIBOR03M + 1.23%) 11/20/29 #, ●	229,112	228,538
Signal Peak CLO 5
Series 2018-5A A 144A 2.294%
(LIBOR03M + 1.11%, Floor 1.11%)
4/25/31 #, ●	8,400,000	8,352,716
Venture 42 CLO
Series 2021-42A A1A 144A 2.174%
(LIBOR03M + 1.13%, Floor 1.13%)
4/15/34 #, ●	300,000	294,899
Zais CLO 17
Series 2021-17A A1A 144A 2.393%
(LIBOR03M + 1.33%, Floor 1.33%)
10/20/33 #, ●	1,500,000	1,494,725
Total Collateralized Debt Obligations (cost $48,491,612)		48,177,288

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Convertible Bonds – 0.36%
Kaman 3.25% exercise price $65.26,
maturity date 5/1/24	8,044,000	$7,871,858
Spirit Airlines 1.00% exercise price $49.07,
maturity date 5/15/26 *	4,927,000	4,500,815
Total Convertible Bonds (cost $12,481,731)		12,372,673

Corporate Bonds – 45.62%
Banking – 9.18%
Access Bank
144A 6.125% 9/21/26 #	1,170,000	1,106,270
144A 9.125% 10/7/26 #, µ, ψ	1,300,000	1,189,500
Akbank TAS 144A 6.80% 2/6/26 #	1,795,000	1,729,334
Ally Financial 4.70% 5/15/26 µ, ψ	3,225,000	2,794,866
Banco Continental 144A 2.75% 12/10/25 #	2,565,000	2,338,959
Banco de Bogota 144A 6.25% 5/12/26 #	1,075,000	1,067,491
Banco del Estado de Chile 144A 2.704%
1/9/25 #	425,000	413,274
Banco GNB Sudameris 144A 7.50%
4/16/31 #, µ	1,150,000	1,052,233
Banco Industrial 144A 4.875% 1/29/31 #, µ	1,510,000	1,437,814
Banco Mercantil del Norte
144A 6.625% 1/24/32 #, µ, ψ	1,170,000	1,048,905
144A 8.375% 10/14/30 #, µ, ψ	970,000	1,002,762
Banco Nacional de Panama 144A 2.50%
8/11/30 #	505,000	428,174
Bangkok Bank 144A 5.00% 9/23/25 #, µ, ψ	1,140,000	1,115,239
Bank Hapoalim 144A 3.255% 1/21/32 #, µ	2,145,000	1,951,950
Bank Leumi Le-Israel 144A 3.275%
1/29/31 #, µ	1,520,000	1,389,280
Bank of America
2.482% 9/21/36 µ	28,035,000	22,474,325
2.551% 2/4/28 µ	2,295,000	2,122,544
2.972% 2/4/33 µ	1,680,000	1,463,910
4.571% 4/27/33 µ	4,880,000	4,862,834
6.125% 4/27/27 µ	2,110,000	2,115,275
Bank of China 144A 5.00% 11/13/24 #	1,200,000	1,240,011
Bank of Georgia 144A 6.00% 7/26/23 #	1,790,000	1,796,770
Bank of New York Mellon 4.70%
9/20/25 µ, ψ	6,728,000	6,728,000

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Barclays
2.667% 3/10/32 µ	2,915,000	$2,431,041
3.811% 3/10/42 µ	10,140,000	8,010,411
5.20% 5/12/26	10,921,000	11,079,955
BBVA Bancomer 144A 5.125% 1/18/33 #, µ	1,051,000	985,728
CIMB Bank 144A 2.125% 7/20/27 #	1,505,000	1,387,376
Citigroup
3.057% 1/25/33 µ	2,115,000	1,849,540
3.07% 2/24/28 µ	2,160,000	2,031,945
4.00% 12/10/25 µ, ψ	800,000	728,000
Credit Agricole 144A 2.811% 1/11/41 #	14,973,000	10,931,555
Credit Suisse Group
144A 2.593% 9/11/25 #, µ	2,760,000	2,635,227
144A 4.194% 4/1/31 #, µ	4,720,000	4,379,591
144A 4.50% 9/3/30 #, *, µ, ψ	2,170,000	1,744,137
144A 5.25% 2/11/27 #, µ, ψ	2,360,000	2,079,750
144A 7.25% 9/12/25 #, µ, ψ	4,440,000	4,330,554
Deutsche Bank
3.547% 9/18/31 µ	7,170,000	6,331,567
3.729% 1/14/32 µ	6,775,000	5,600,116
3.742% 1/7/33 µ	6,156,000	5,034,467
Development Bank of Kazakhstan 144A
2.95% 5/6/31 #	500,000	405,820
Emirates NBD Bank PJSC 2.625% 2/18/25	1,405,000	1,365,865
Fifth Third Bancorp 4.337% 4/25/33 µ	2,085,000	2,079,324
Goldman Sachs Group
1.542% 9/10/27 µ	12,653,000	11,194,639
3.102% 2/24/33 µ	880,000	769,910
3.615% 3/15/28 µ	5,395,000	5,184,721
Hana Bank 144A 1.25% 12/16/26 #	940,000	850,371
ICICI Bank 144A 4.00% 3/18/26 #	1,410,000	1,402,274
JPMorgan Chase & Co.
1.47% 9/22/27 µ	1,280,000	1,137,997
1.764% 11/19/31 µ	13,680,000	11,084,989
1.953% 2/4/32 µ	3,085,000	2,522,891
2.545% 11/8/32 µ	7,300,000	6,189,632
3.328% 4/22/52 µ	1,215,000	971,841
4.586% 4/26/33 µ	1,395,000	1,402,621
4.60% 2/1/25 µ, ψ	3,570,000	3,308,676

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.475% 1/21/28 µ	1,715,000	$1,580,472
2.484% 9/16/36 µ	14,988,000	12,005,632
5.00% 11/24/25	6,415,000	6,589,473
NBK SPC 144A 1.625% 9/15/27 #, µ	2,835,000	2,558,222
NongHyup Bank 144A 0.875% 7/28/24 #	1,140,000	1,083,129
Oversea-Chinese Banking 144A 4.25%
6/19/24 #	1,745,000	1,769,459
PNC Bank
3.875% 4/10/25	6,005,000	6,016,933
4.05% 7/26/28	6,875,000	6,805,585
PNC Financial Services Group
2.60% 7/23/26 *	8,800,000	8,460,686
6.00% 5/15/27 µ	2,065,000	2,065,000
QNB Finance 2.625% 5/12/25	3,270,000	3,174,761
Santander UK 144A 5.00% 11/7/23 #	180,000	183,103
Shinhan Financial Group 144A 3.34%
2/5/30 #, µ	1,055,000	1,029,307
State Street 2.203% 2/7/28 µ	3,055,000	2,837,079
SVB Financial Group
1.80% 10/28/26	1,321,000	1,201,303
1.80% 2/2/31	2,130,000	1,706,316
4.00% 5/15/26 µ, ψ	6,785,000	5,909,396
4.57% 4/29/33 µ	3,245,000	3,219,120
Truist Bank 2.636% 9/17/29 µ	15,293,000	14,811,735
Truist Financial
1.887% 6/7/29 µ	9,490,000	8,321,217
4.95% 9/1/25 µ, ψ	4,255,000	4,260,319
UBS Group
144A 3.179% 2/11/43 #, µ	1,720,000	1,354,849
144A 4.125% 9/24/25 #	8,705,000	8,705,989
6.875% 8/7/25 µ, ψ	330,000	335,201
US Bancorp
1.45% 5/12/25	4,360,000	4,110,138
2.215% 1/27/28 *, µ	1,860,000	1,728,509
2.491% 11/3/36 µ	2,550,000	2,146,167
2.677% 1/27/33 µ	1,940,000	1,718,345
3.10% 4/27/26	140,000	137,075
3.60% 9/11/24	40,000	40,234
3.70% 1/15/27 µ, ψ	2,500,000	2,141,925
3.95% 11/17/25	495,000	503,316

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bank 3.40% 7/24/23	250,000	$252,128
Wells Fargo & Co.
3.526% 3/24/28 µ	1,400,000	1,345,665
3.90% 3/15/26 µ, ψ	5,460,000	4,985,389
4.611% 4/25/53 µ	2,740,000	2,702,800
		312,108,228
Basic Industry – 2.68%
AngloGold Ashanti Holdings 3.375% 11/1/28	2,330,000	2,083,739
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	358,915
144A 4.25% 7/17/42 #	400,000	350,947
CSN Inova Ventures 144A 6.75% 1/28/28 #	1,545,000	1,537,885
CSN Resources 144A 5.875% 4/8/32 #	1,160,000	1,035,300
First Quantum Minerals
144A 6.875% 10/15/27 #	955,000	960,907
144A 7.50% 4/1/25 #	6,630,000	6,719,906
Freeport Indonesia 144A 5.315% 4/14/32 #	1,185,000	1,152,413
GC Treasury Center 144A 5.20% 3/30/52 #	1,240,000	1,170,059
Georgia-Pacific 8.00% 1/15/24	11,171,000	12,074,624
ICL Group 144A 6.375% 5/31/38 #	1,027,000	1,114,295
Indika Energy Capital IV 144A 8.25%
10/22/25 #	1,645,000	1,655,281
International Flavors & Fragrances 144A
3.268% 11/15/40 #	4,600,000	3,716,210
JSW Steel 144A 5.05% 4/5/32 #	835,000	716,374
Klabin Austria 144A 3.20% 1/12/31 #	1,165,000	926,257
LYB International Finance III 3.375%
10/1/40	5,345,000	4,338,918
MEGlobal Canada 144A 5.00% 5/18/25 #	1,085,000	1,107,385
Methanex 5.25% 12/15/29 *	7,585,000	7,216,407
Metinvest 144A 7.75% 10/17/29 #	825,000	462,000
Newmont
2.25% 10/1/30	5,370,000	4,591,607
2.60% 7/15/32	3,230,000	2,753,309
2.80% 10/1/29	11,440,000	10,395,150
OCP
144A 3.75% 6/23/31 #	1,150,000	976,232
144A 4.50% 10/22/25 #	595,000	597,994
144A 5.125% 6/23/51 #	995,000	772,727
Olin 5.625% 8/1/29	2,025,000	1,996,782

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Phosagro OAO Via Phosagro Bond Funding
DAC 144A 3.949% 4/24/23 #	1,005,000	$287,732
Sasol Financing USA 4.375% 9/18/26	1,740,000	1,635,174
Stillwater Mining 144A 4.00% 11/16/26 #	1,575,000	1,449,961
Suzano Austria 3.125% 1/15/32	1,270,000	1,027,455
Vale Overseas 3.75% 7/8/30	1,630,000	1,475,549
Vedanta Resources Finance II 144A 8.95%
3/11/25 #	2,230,000	2,122,581
Volcan Cia Minera 144A 4.375% 2/11/26 #	1,615,000	1,447,484
Westlake 3.125% 8/15/51	15,085,000	11,068,741
		91,296,300
Brokerage – 0.62%
B3 SA - Brasil Bolsa Balcao 144A 4.125%
9/20/31 #	1,810,000	1,575,605
Charles Schwab 5.375% 6/1/25 µ, ψ	6,935,000	7,022,173
Jefferies Group
2.625% 10/15/31	4,525,000	3,723,915
6.45% 6/8/27	3,845,000	4,235,208
6.50% 1/20/43	2,615,000	2,860,737
XP 144A 3.25% 7/1/26 #, *	1,910,000	1,756,083
		21,173,721
Capital Goods – 1.58%
Aeropuerto Internacional de Tocumen 144A
5.125% 8/11/61 #	500,000	430,468
Artera Services 144A 9.033% 12/4/25 #	3,770,000	3,573,017
Ashtead Capital
144A 1.50% 8/12/26 #	1,775,000	1,581,117
144A 2.45% 8/12/31 #	1,570,000	1,281,965
Boeing
3.25% 2/1/28	9,130,000	8,431,067
3.75% 2/1/50	9,140,000	7,008,732
GCC 144A 3.614% 4/20/32 #	1,730,000	1,516,431
Lockheed Martin
3.90% 6/15/32	2,660,000	2,642,492
4.15% 6/15/53	1,985,000	1,928,419
Otis Worldwide
3.112% 2/15/40	3,332,000	2,699,614
3.362% 2/15/50	2,293,000	1,796,274
SAN Miguel Industrias Pet 144A 3.50%
8/2/28 #	2,385,000	2,072,398

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Standard Industries 144A 3.375% 1/15/31 #	4,196,000	$3,357,157
State Agency of Roads of Ukraine 144A
6.25% 6/24/28 #	1,580,000	499,675
Teledyne Technologies
2.25% 4/1/28	5,455,000	4,876,540
2.75% 4/1/31	5,315,000	4,604,478
Turkiye Sise ve Cam Fabrikalari 144A 6.95%
3/14/26 #	1,780,000	1,740,975
UltraTech Cement 144A 2.80% 2/16/31 #	1,930,000	1,596,622
United Rentals North America 3.875%
2/15/31	2,426,000	2,143,128
		53,780,569
Communications – 5.66%
Altice Financing 144A 5.00% 1/15/28 #	1,585,000	1,324,901
Altice France 144A 5.50% 10/15/29 #	3,690,000	3,140,688
AT&T
3.10% 2/1/43	4,746,000	3,678,699
3.50% 6/1/41	5,059,000	4,211,242
3.50% 9/15/53	10,320,000	8,096,460
Axian Telecom 144A 7.375% 2/16/27 #	1,040,000	1,019,464
B2W Digital 144A 4.375% 12/20/30 #	1,525,000	1,256,196
Cellnex Finance 144A 3.875% 7/7/41 #, *	10,498,000	7,873,552
Charter Communications Operating
3.85% 4/1/61	3,520,000	2,404,426
4.40% 12/1/61	9,909,000	7,423,527
4.464% 7/23/22	8,975,000	8,990,737
Comcast
3.20% 7/15/36	5,285,000	4,592,008
3.70% 4/15/24	305,000	308,230
Connect Finco 144A 6.75% 10/1/26 #	5,240,000	5,102,005
Crown Castle International
2.10% 4/1/31	1,095,000	888,748
4.30% 2/15/29	505,000	494,555
CSC Holdings
144A 4.625% 12/1/30 #	2,580,000	1,978,267
144A 5.50% 4/15/27 #	200,000	193,302
CT Trust 144A 5.125% 2/3/32 #	2,060,000	1,922,258
Digicel Group Holdings PIK 10.00% 4/1/24 >	1,197,260	1,197,260
Discovery Communications 4.00% 9/15/55	18,950,000	14,241,918

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Frontier Communications Holdings 144A
5.875% 10/15/27 #	3,255,000	$3,122,229
HTA Group 144A 7.00% 12/18/25 #	1,150,000	1,140,674
IHS Holding 144A 5.625% 11/29/26 #	1,210,000	1,155,248
Magallanes
144A 3.755% 3/15/27 #	4,400,000	4,260,782
144A 4.279% 3/15/32 #	845,000	785,423
144A 5.141% 3/15/52 #	3,285,000	2,934,732
Ooredoo International Finance 144A 5.00%
10/19/25 #	790,000	824,969
Rogers Communications
144A 3.80% 3/15/32 #	1,615,000	1,488,551
144A 4.55% 3/15/52 #	2,045,000	1,818,006
Silknet JSC 144A 8.375% 1/31/27 #	1,045,000	1,021,488
Sprint Spectrum 144A 4.738% 9/20/29 #	2,557,500	2,578,677
Summit Digitel Infrastructure 144A 2.875%
8/12/31 #	2,150,000	1,761,218
Telefonica Moviles Chile 144A 3.537%
11/18/31 #	1,160,000	1,016,769
Time Warner Cable 7.30% 7/1/38	10,225,000	11,482,807
Time Warner Entertainment 8.375% 3/15/23	5,655,000	5,910,995
T-Mobile USA
1.50% 2/15/26	2,235,000	2,040,460
144A 2.40% 3/15/29 #, *	1,330,000	1,166,313
2.55% 2/15/31	1,525,000	1,296,833
3.00% 2/15/41	15,875,000	12,118,543
3.75% 4/15/27	5,850,000	5,695,524
Turkcell Iletisim Hizmetleri 144A 5.80%
4/11/28 #	1,715,000	1,546,433
VEON Holdings 144A 3.375% 11/25/27 #	2,210,000	1,414,400
Verizon Communications
144A 2.355% 3/15/32 #	4,320,000	3,630,076
3.40% 3/22/41	5,315,000	4,476,250
3.875% 3/1/52	2,755,000	2,404,873
4.50% 8/10/33	14,895,000	14,916,708
Vmed O2 UK Financing I 144A 4.25%
1/31/31 #	5,310,000	4,498,366
Vodafone Group
4.25% 9/17/50	3,280,000	2,857,323
4.875% 6/19/49	13,285,000	12,725,069
		192,428,182

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical – 3.20%
Alibaba Group Holding 2.70% 2/9/41	1,280,000	$908,694
Alsea 144A 7.75% 12/14/26 #	1,685,000	1,693,964
Amazon.com
2.50% 6/3/50	925,000	685,488
3.60% 4/13/32	3,130,000	3,072,777
3.95% 4/13/52	2,660,000	2,554,138
Aptiv
3.10% 12/1/51	10,966,000	7,548,187
3.25% 3/1/32	2,407,000	2,125,585
Arcos Dorados 144A 6.125% 5/27/29 #	1,115,000	1,095,002
AutoNation 3.85% 3/1/32	5,595,000	5,052,361
Carnival
144A 4.00% 8/1/28 #	1,510,000	1,361,250
144A 7.625% 3/1/26 #	4,809,000	4,712,291
Daimler Trucks Finance North America 144A
2.375% 12/14/28 #	8,380,000	7,393,860
Falabella 144A 3.375% 1/15/32 #	1,170,000	1,022,627
Ford Motor Credit
2.30% 2/10/25	915,000	850,868
2.90% 2/16/28	2,020,000	1,735,271
2.90% 2/10/29	1,330,000	1,109,147
4.542% 8/1/26	3,657,000	3,501,431
Future Retail 144A 5.60% 1/22/25 #	1,295,000	261,590
General Motors
5.40% 10/2/23	1,905,000	1,956,959
6.125% 10/1/25	1,905,000	2,013,757
6.60% 4/1/36	4,338,000	4,683,322
General Motors Financial
2.40% 10/15/28	6,300,000	5,400,116
3.10% 1/12/32	790,000	666,839
4.35% 4/9/25	3,860,000	3,878,909
5.25% 3/1/26	8,099,000	8,325,169
5.70% 9/30/30 µ, ψ	2,260,000	2,214,800
Hutama Karya Persero 144A 3.75%
5/11/30 #	400,000	380,954
JD.com 3.875% 4/29/26 *	1,390,000	1,362,229
Kia 144A 2.375% 2/14/25 #	1,735,000	1,672,805
Lowe's 4.25% 4/1/52	1,720,000	1,548,438
MGM China Holdings 144A 4.75% 2/1/27 #	1,380,000	1,161,070
MGM Resorts International 4.75% 10/15/28	12,633,000	11,621,097
Nemak 144A 3.625% 6/28/31 #	1,775,000	1,451,133

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Prime Security Services Borrower 144A
6.25% 1/15/28 #	6,130,000	$5,501,981
Royal Caribbean Cruises 144A 5.50%
4/1/28 #	3,305,000	3,021,464
Sands China
144A 3.25% 8/8/31 #	1,205,000	925,964
3.80% 1/8/26	1,335,000	1,233,467
VICI Properties
4.95% 2/15/30	740,000	735,523
5.125% 5/15/32	1,295,000	1,287,359
Wynn Macau 144A 5.625% 8/26/28 #	1,165,000	930,526
		108,658,412
Consumer Non-Cyclical – 4.53%
AbbVie
2.95% 11/21/26	7,805,000	7,479,929
4.05% 11/21/39	9,497,000	8,707,321
Amgen 2.80% 8/15/41	13,070,000	10,040,676
Anheuser-Busch InBev Worldwide
4.50% 6/1/50	11,545,000	10,825,793
4.70% 2/1/36	6,456,000	6,397,157
BAT Capital 2.259% 3/25/28	4,940,000	4,226,701
BAT International Finance 1.668% 3/25/26	2,980,000	2,676,772
Bausch Health 144A 6.25% 2/15/29 #	8,924,000	6,504,525
Baxter International 144A 3.132% 12/1/51 #	5,234,000	3,901,521
Bidvest Group UK 144A 3.625% 9/23/26 #	2,130,000	1,962,316
Bristol-Myers Squibb 3.70% 3/15/52	1,580,000	1,403,072
Central American Bottling 144A 5.25%
4/27/29 #	1,720,000	1,636,210
Cia Cervecerias Unidas 144A 3.35%
1/19/32 #, *	1,610,000	1,431,330
Coca-Cola Icecek 144A 4.50% 1/20/29 #	1,760,000	1,641,617
CSL Finance
144A 4.05% 4/27/29 #	1,045,000	1,040,207
144A 4.75% 4/27/52 #	1,690,000	1,665,573
CVS Health
3.75% 4/1/30	2,100,000	2,010,662
4.30% 3/25/28	9,899,000	9,950,711
4.78% 3/25/38	6,644,000	6,579,212
5.05% 3/25/48	2,860,000	2,881,767
Gilead Sciences 4.15% 3/1/47	10,000,000	9,166,687

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
HCA
144A 3.125% 3/15/27 #	4,840,000	$4,557,675
7.58% 9/15/25	160,000	173,557
InRetail Consumer 144A 3.25% 3/22/28 #	1,450,000	1,281,662
JBS USA 144A 3.00% 2/2/29 #	3,868,000	3,447,703
Kernel Holding 144A 6.50% 10/17/24 #	1,250,000	676,563
MHP 144A 6.25% 9/19/29 #	1,160,000	609,000
Natura & Co. Luxembourg Holdings 144A
6.00% 4/19/29 #	950,000	923,875
New York & Presbyterian Hospital 4.063%
8/1/56	130,000	124,817
Pilgrim's Pride 144A 5.875% 9/30/27 #	2,808,000	2,831,868
Regeneron Pharmaceuticals
1.75% 9/15/30	2,200,000	1,791,660
2.80% 9/15/50	3,635,000	2,580,524
Royalty Pharma 1.75% 9/2/27	1,815,000	1,591,412
Takeda Pharmaceutical
3.025% 7/9/40	2,810,000	2,245,349
3.175% 7/9/50	9,235,000	7,086,704
Tenet Healthcare
144A 4.25% 6/1/29 #	4,760,000	4,307,181
144A 6.125% 10/1/28 #	3,395,000	3,265,005
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29 *	1,000,000	909,290
6.75% 3/1/28 *	1,050,000	1,067,916
Viatris
2.30% 6/22/27	730,000	646,898
2.70% 6/22/30	5,270,000	4,361,715
4.00% 6/22/50	10,090,000	7,477,844
		154,087,977
Electric – 3.61%
Abu Dhabi National Energy PJSC 144A
2.00% 4/29/28 #	1,960,000	1,763,969
AES Andes 144A 7.125% 3/26/79 #, µ	1,555,000	1,511,359
Alfa Desarrollo 144A 4.55% 9/27/51 #	2,109,298	1,657,118
Azure Power Energy 144A 3.575% 8/19/26 #	1,084,163	981,438
Calpine
144A 4.50% 2/15/28 #	1,270,000	1,177,544
144A 5.00% 2/1/31 #	4,275,000	3,650,914
144A 5.125% 3/15/28 #	1,268,000	1,153,385

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°		Value (US $)
Corporate Bonds (continued)
Electric (continued)
Cikarang Listrindo 144A 4.95% 9/14/26 #		1,794,000	$1,761,268
CLP Power Hong Kong Financing 2.875%
4/26/23		955,000	953,682
Consorcio Transmantaro 144A 5.20%
4/11/38 #		1,320,000	1,231,633
Duke Energy 4.875% 9/16/24 µ, ψ		7,155,000	7,101,337
Electricite de France 2.875% 12/15/26 µ, ψ	EUR	6,200,000	5,821,469
Enel Finance International
144A 1.875% 7/12/28 #		1,710,000	1,496,367
144A 2.25% 7/12/31 #		1,860,000	1,543,045
144A 2.875% 7/12/41 #		6,725,000	5,028,806
Energo-Pro 144A 8.50% 2/4/27 #		1,840,000	1,766,400
Entergy Arkansas 4.20% 4/1/49		2,570,000	2,446,646
Entergy Louisiana 4.95% 1/15/45		685,000	687,943
Entergy Mississippi 3.85% 6/1/49		4,545,000	4,116,552
Entergy Texas 3.55% 9/30/49		2,160,000	1,807,150
Evergy Kansas Central 3.45% 4/15/50		3,230,000	2,691,027
Eversource Energy 2.90% 3/1/27		2,285,000	2,175,097
Fells Point Funding Trust 144A 3.046%
1/31/27 #		2,150,000	2,024,601
FirstEnergy Transmission 144A 4.55%
4/1/49 #		2,615,000	2,257,671
Greenko Power II 144A 4.30% 12/13/28 #		1,900,000	1,679,125
Investment Energy Resources 144A 6.25%
4/26/29 #		1,080,000	1,067,305
JSW Hydro Energy 144A 4.125% 5/18/31 #		796,125	694,117
Louisville Gas and Electric 4.25% 4/1/49		8,025,000	7,613,734
Minejesa Capital 144A 5.625% 8/10/37 #		1,060,000	895,435
Mong Duong Finance Holdings 144A 5.125%
5/7/29 #		1,324,000	1,184,980
NextEra Energy Capital Holdings 3.00%
1/15/52		2,970,000	2,222,142
Oglethorpe Power
3.75% 8/1/50		4,332,000	3,614,259
5.05% 10/1/48		3,280,000	3,294,382
Oryx Funding 144A 5.80% 2/3/31 #		1,950,000	1,927,263
Pacific Gas and Electric
2.10% 8/1/27		1,370,000	1,182,176
3.25% 6/1/31		1,150,000	965,575
3.30% 8/1/40		13,248,000	9,669,408
4.95% 7/1/50		1,352,000	1,130,460

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	$779,299
144A 5.25% 5/15/47 #	870,000	786,593
Perusahaan Perseroan Persero 144A
3.875% 7/17/29 #	1,600,000	1,490,528
PG&E 5.25% 7/1/30	3,570,000	3,251,003
Saudi Electricity Global Sukuk 4 4.222%
1/27/24	1,620,000	1,643,474
Southern California Edison
3.45% 2/1/52	2,173,000	1,718,032
3.65% 2/1/50	9,065,000	7,286,628
4.00% 4/1/47	1,720,000	1,475,502
4.875% 3/1/49	7,525,000	7,308,236
Sweihan PV Power PJSC 144A 3.625%
1/31/49 #	1,200,000	1,051,292
Trans-Allegheny Interstate Line 144A 3.85%
6/1/25 #	680,000	676,285
UEP Penonome II 144A 6.50% 10/1/38 #	1,380,246	1,346,313
		122,759,967
Energy – 5.23%
Abu Dhabi Crude Oil Pipeline 144A 4.60%
11/2/47 #	1,295,000	1,285,333
BP Capital Markets 4.875% 3/22/30 µ, ψ	8,350,000	8,031,239
BP Capital Markets America 2.721% 1/12/32	3,875,000	3,417,315
Canacol Energy 144A 5.75% 11/24/28 #	1,860,000	1,689,047
CNX Resources 144A 6.00% 1/15/29 #, *	6,370,000	6,295,375
ConocoPhillips 3.80% 3/15/52	3,830,000	3,452,275
Continental Resources 4.375% 1/15/28	10,430,000	10,182,079
Crestwood Midstream Partners 144A 6.00%
2/1/29 #	4,821,000	4,697,920
Devon Energy 4.75% 5/15/42	1,445,000	1,376,555
Diamondback Energy 4.25% 3/15/52	1,310,000	1,148,847
Ecopetrol
4.625% 11/2/31	3,075,000	2,574,913
5.375% 6/26/26	1,050,000	1,034,523
EIG Pearl Holdings 144A 3.545% 8/31/36 #	1,950,000	1,733,074
Energy Transfer
5.25% 4/15/29	1,975,000	2,009,926
6.25% 4/15/49	11,420,000	11,557,608
6.50% 11/15/26 µ, ψ	9,375,000	8,930,719

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
ENN Energy Holdings 144A 2.625%
9/17/30 #, *	1,790,000	$1,527,827
Enterprise Products Operating
3.20% 2/15/52	14,770,000	10,853,367
3.30% 2/15/53	1,540,000	1,159,843
Equinor 1.75% 1/22/26	1,785,000	1,673,367
Galaxy Pipeline Assets Bidco 144A 2.94%
9/30/40 #	1,935,742	1,621,963
Geopark 144A 5.50% 1/17/27 #	1,515,000	1,367,462
Guara Norte 144A 5.198% 6/15/34 #	1,688,790	1,490,704
Infraestructura Energetica Nova 144A
4.875% 1/14/48 #	1,060,000	890,718
KazTransGas JSC 144A 4.375% 9/26/27 #	3,016,000	2,792,816
Kosmos Energy 144A 7.75% 5/1/27 #	1,170,000	1,163,629
Lukoil Capital DAC
144A 2.80% 4/26/27 #	1,165,000	428,138
144A 3.60% 10/26/31 #	1,165,000	436,875
Medco Laurel Tree 144A 6.95% 11/12/28 #	1,770,000	1,658,559
MPLX
1.75% 3/1/26	1,905,000	1,741,230
4.125% 3/1/27	6,130,000	6,081,110
Murphy Oil 5.875% 12/1/27	7,158,000	7,111,938
NuStar Logistics
5.625% 4/28/27	665,000	638,955
6.375% 10/1/30	6,373,000	6,283,937
Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	681,635
ONEOK 7.50% 9/1/23	8,310,000	8,677,955
PDC Energy 5.75% 5/15/26	3,395,000	3,307,545
Pertamina Persero 144A 3.65% 7/30/29 #	660,000	630,110
Petrobras Global Finance 6.75% 6/3/50	960,000	891,206
Petroleos Mexicanos
6.70% 2/16/32	291,000	251,318
6.75% 9/21/47	1,319,000	955,840
7.69% 1/23/50	465,000	364,297
Petronas Capital
144A 2.48% 1/28/32 #	800,000	698,648
144A 3.50% 4/21/30 #	600,000	578,735
PTTEP Treasury Center 144A 2.587%
6/10/27 #	1,810,000	1,703,060

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Qatar Energy
144A 1.375% 9/12/26 #	730,000	$662,352
144A 2.25% 7/12/31 #	1,845,000	1,613,286
SA Global Sukuk 144A 2.694% 6/17/31 #	1,125,000	1,014,312
Sabine Pass Liquefaction
5.625% 3/1/25	6,050,000	6,269,400
5.75% 5/15/24	9,021,000	9,340,856
Saudi Arabian Oil
144A 3.50% 11/24/70 #	610,000	469,095
144A 4.25% 4/16/39 #	2,092,000	2,005,402
Southwestern Energy 7.75% 10/1/27 *	6,035,000	6,309,713
Tengizchevroil Finance Co. International
144A 2.625% 8/15/25 #	1,275,000	1,136,663
Tennessee Gas Pipeline 144A 2.90%
3/1/30 #	7,605,000	6,747,901
Transportadora de Gas del Sur 144A 6.75%
5/2/25 #	1,350,000	1,271,295
Tullow Oil 144A 10.25% 5/15/26 #	1,610,000	1,600,517
Uzbekneftegaz JSC 144A 4.75% 11/16/28 #	420,000	345,652
YPF 144A 6.95% 7/21/27 #	2,570,000	1,863,571
		177,729,550
Finance Companies – 1.86%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,200,856
3.00% 10/29/28	6,175,000	5,375,704
3.40% 10/29/33	12,460,000	10,237,742
3.65% 7/21/27	4,851,000	4,553,212
4.50% 9/15/23	1,235,000	1,238,173
4.625% 10/15/27	2,165,000	2,101,923
6.50% 7/15/25	3,600,000	3,736,716
Air Lease
2.875% 1/15/26 *	5,665,000	5,305,514
2.875% 1/15/32	6,310,000	5,208,370
3.00% 2/1/30	14,315,000	12,484,330
3.375% 7/1/25	1,850,000	1,787,760
4.125% 12/15/26 µ, ψ	1,925,000	1,639,846
4.625% 10/1/28	5,320,000	5,188,720
Huarong Finance 2019 3.875% 11/13/29	1,510,000	1,286,142
		63,345,008

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Industrials – 0.05%
Inversiones La Construccion 144A 4.75%
2/7/32 #	1,750,000	$1,543,404
		1,543,404
Insurance – 1.35%
AIA Group 144A 3.375% 4/7/30 #	1,120,000	1,066,907
Aon 2.90% 8/23/51	6,525,000	4,770,972
Arthur J Gallagher & Co. 3.50% 5/20/51	4,819,000	3,906,270
Brighthouse Financial
3.85% 12/22/51	2,030,000	1,500,960
4.70% 6/22/47	3,689,000	3,177,597
5.625% 5/15/30	5,965,000	6,236,893
Brown & Brown 4.95% 3/17/52	4,504,000	4,330,663
Centene 3.375% 2/15/30	2,725,000	2,438,480
Jackson Financial
144A 3.125% 11/23/31 #	4,965,000	4,214,256
144A 4.00% 11/23/51 #	5,045,000	3,954,951
MetLife
3.85% 9/15/25 µ, ψ	4,280,000	4,086,544
6.40% 12/15/66	45,000	46,743
Prudential Financial 3.70% 3/13/51	4,795,000	4,163,353
Sagicor Financial 144A 5.30% 5/13/28 #, *	2,170,000	2,118,994
		46,013,583
Natural Gas – 0.08%
Sempra Energy 4.875% 10/15/25 µ, ψ	2,900,000	2,863,750
		2,863,750
Real Estate – 0.54%
American Homes 4 Rent 3.625% 4/15/32	1,595,000	1,453,043
American Tower Trust #1 144A 3.07%
3/15/48 #	10,355,000	10,351,300
China Evergrande Group 10.00% 4/11/23	1,510,000	177,425
CIBANCO Institucion de Banca Multiple Trust
144A 4.375% 7/22/31 #, *	1,705,000	1,377,930
CIFI Holdings Group
6.00% 7/16/25	670,000	529,970
6.45% 11/7/24	1,170,000	968,760
Goodman HK Finance 4.375% 6/19/24	1,618,000	1,638,421
Kaisa Group Holdings 9.375% 6/30/24 ‡	1,045,000	217,099
MAF Global Securities 6.375% 3/20/26 µ	1,085,000	1,102,631

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Real Estate (continued)
Times China Holdings 5.55% 6/4/24	1,190,000	$630,700
		18,447,279
Technology – 2.51%
Autodesk 2.40% 12/15/31	6,390,000	5,365,128
Broadcom 144A 3.469% 4/15/34 #	17,087,000	14,521,361
Broadridge Financial Solutions 2.60% 5/1/31	7,647,000	6,545,869
CDW
2.67% 12/1/26	1,425,000	1,311,343
3.276% 12/1/28	10,765,000	9,729,622
Entegris Escrow 144A 4.75% 4/15/29 #	3,030,000	2,924,465
Global Payments
2.15% 1/15/27	1,990,000	1,806,659
2.65% 2/15/25	5,643,000	5,452,019
2.90% 11/15/31	1,955,000	1,678,750
Iron Mountain 144A 5.25% 7/15/30 #	2,410,000	2,213,031
Iron Mountain Information Management
Services 144A 5.00% 7/15/32 #	7,560,000	6,676,160
Micron Technology 2.703% 4/15/32	2,350,000	1,956,851
NXP
144A 2.70% 5/1/25 #	505,000	483,400
144A 3.125% 2/15/42 #	2,495,000	1,939,313
144A 3.25% 5/11/41 #	4,750,000	3,719,524
144A 4.875% 3/1/24 #	9,920,000	10,117,744
144A 5.55% 12/1/28 #	1,230,000	1,291,157
SK Hynix
144A 1.50% 1/19/26 #	1,590,000	1,444,220
144A 2.375% 1/19/31 #	1,805,000	1,501,682
Tencent Holdings
144A 2.88% 4/22/31 #, *	980,000	856,175
144A 3.68% 4/22/41 #	1,055,000	862,040
TSMC Arizona 4.25% 4/22/32	1,090,000	1,085,255
Workday
3.50% 4/1/27	490,000	478,005
3.70% 4/1/29	760,000	727,145
3.80% 4/1/32	795,000	752,763
		85,439,681

Schedule of investments
Delaware Diversified Income Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Transportation – 2.70%
Abertis Infraestructuras Finance 3.248%
11/24/25 µ, ψ	EUR	4,300,000	$4,285,147
Acu Petroleo Luxembourg 144A 7.50%
7/13/35 #, *		1,255,000	1,139,596
Aeropuertos Argentina 2000 144A 8.50%
8/1/31 #		1,945,300	1,607,100
Azul Investments
144A 5.875% 10/26/24 #, *		1,135,000	1,010,417
144A 7.25% 6/15/26 #, *		1,055,000	898,211
Canadian Pacific Railway
2.45% 12/2/31 *		4,100,000	3,568,950
3.00% 12/2/41		665,000	541,416
DAE Funding 144A 1.55% 8/1/24 #		500,000	466,788
Delta Air Lines
144A 7.00% 5/1/25 #		11,265,000	12,072,230
7.375% 1/15/26		2,635,000	2,809,358
Gol Finance 144A 8.00% 6/30/26 #		1,075,000	939,442
Grupo Aeromexico 144A 8.50% 3/17/27 #		12,500,000	12,641,875
International Container Terminal Services
4.75% 6/17/30		1,970,000	1,945,375
Lima Metro Line 2 Finance 144A 4.35%
4/5/36 #		1,612,967	1,512,826
Mileage Plus Holdings 144A 6.50% 6/20/27 #		11,280,000	11,517,894
Misc Capital Two Labuan 144A 3.75%
4/6/27 #		2,340,000	2,268,974
Rutas 2 and 7 Finance 144A 3.018%
9/30/36 #, ^		2,450,500	1,645,645
Southwest Airlines
5.125% 6/15/27		6,542,000	6,790,873
5.25% 5/4/25		4,625,000	4,786,419
Union Pacific
2.80% 2/14/32		1,590,000	1,431,465
3.375% 2/14/42		475,000	410,393
3.50% 2/14/53		925,000	784,748
United Airlines
144A 4.375% 4/15/26 #		5,365,000	5,185,272
144A 4.625% 4/15/29 #		12,586,000	11,565,842
			91,826,256
Utilities – 0.24%
Clean Renewable Power Mauritius 144A
4.25% 3/25/27 #		1,200,500	1,105,162

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Essential Utilities
2.704% 4/15/30	2,130,000	$1,908,875
3.351% 4/15/50	2,060,000	1,646,670
Israel Electric 144A 3.75% 2/22/32 #	1,725,000	1,616,991
Sociedad de Transmision Austral 144A
4.00% 1/27/32 #, *	2,135,000	1,993,738
		8,271,436
Total Corporate Bonds (cost $1,751,149,740)		1,551,773,303

Municipal Bonds – 0.87%
Commonwealth of Puerto Rico
2.646% 11/1/43	6,508,239	3,392,420
Series A 2.993% 7/1/24^	673,884	613,100
Series A 4.363% 7/1/33^	1,685,898	964,435
Series A1 4.00% 7/1/33	1,310,042	1,218,077
Series A1 4.00% 7/1/35	1,177,552	1,091,791
Series A1 4.00% 7/1/37	1,010,652	911,052
Series A1 4.00% 7/1/41	1,374,098	1,238,887
Series A1 4.00% 7/1/46	1,429,045	1,257,202
Series A1 5.375% 7/1/25	1,459,022	1,508,483
Series A1 5.625% 7/1/27	1,445,808	1,533,670
Series A1 5.625% 7/1/29	1,422,352	1,532,812
Series A1 5.75% 7/1/31	1,381,518	1,512,071
Series A1 5.25% 7/1/23	1,463,125	1,481,238
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	11,155,870	10,305,235
Oregon State Taxable Pension
5.892% 6/1/27	150,000	162,616
South Carolina Public Service Authority
Series D 4.77% 12/1/45	820,000	829,348
Total Municipal Bonds (cost $31,350,868)		29,552,437

Non-Agency Asset-Backed Securities – 1.71%
Avis Budget Rental Car Funding AESOP
Series 2017-1A A 144A 3.07% 9/20/23 #	1,666,667	1,669,905
Series 2019-2A A 144A 3.35% 9/22/25 #	410,000	406,240
Citicorp Residential Mortgage Trust
Series 2006-3 A5 4.763% 11/25/36 ●	2,281,400	2,224,372

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	1,624	$1,531
DataBank Issuer
Series 2021-1A A2 144A 2.06% 2/27/51 #	4,450,000	4,074,749
Diamond Infrastructure Funding
Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	12,314,108
Domino's Pizza Master Issuer
Series 2021-1A A2I 144A 2.662%
4/25/51 #	21,908,700	19,656,486
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	680,000	631,846
GM Financial Automobile Leasing Trust
Series 2021-1 B 0.54% 2/20/25	1,020,000	986,871
JPMorgan Chase Bank
Series 2021-3 B 144A 0.76% 2/26/29 #	2,709,007	2,619,682
PFS Financing
Series 2021-A A 144A 0.71% 4/15/26 #	4,950,000	4,668,266
Towd Point Mortgage Trust
Series 2016-2 A1 144A 3.00% 8/25/55 #	32,015	31,974
Series 2017-1 A1 144A 2.75% 10/25/56 #	248,017	247,194
Series 2017-2 A1 144A 2.75% 4/25/57 #	135,702	135,366
Series 2017-4 M1 144A 3.25% 6/25/57 #	2,705,000	2,535,662
Series 2018-1 A1 144A 3.00% 1/25/58 #	643,972	636,595
UNIFY Auto Receivables Trust
Series 2021-1A A3 144A 0.51% 6/16/25 #	4,400,000	4,353,707
Volkswagen Auto Lease Trust
Series 2020-A A4 0.45% 7/21/25	1,000,000	979,487
Total Non-Agency Asset-Backed Securities (cost $62,856,867)		58,174,041

Non-Agency Collateralized Mortgage Obligations – 2.37%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.695%
1/25/45 #, ●	966,469	955,373
Series 2015-1 B2 144A 3.695%
1/25/45 #, ●	546,477	539,711
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	140,869	132,783
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 3.068%
(LIBOR01M + 2.40%) 4/25/31 #, ●	376,076	376,076
Series 2019-R01 2M2 144A 3.118%
(LIBOR01M + 2.45%) 7/25/31 #, ●	377,811	378,997

	Principal
	amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 2.189%
(SOFR + 1.90%) 12/25/41 #, ●	3,900,000	$3,758,670
Series 2022-R02 2M2 144A 3.289%
(SOFR + 3.00%) 1/25/42 #, ●	2,200,000	2,167,985
Flagstar Mortgage Trust
Series 2021-2 A6 144A 2.50% 4/25/51 #, ●	3,036,882	2,846,860
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50%
9/25/51 #, ●	6,333,897	5,832,604
Series 2021-PJ7 A2 144A 2.50%
1/25/52 #, ●	5,959,304	5,263,377
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.419%
6/25/29 #, ●	546,605	510,797
Series 2014-2 B2 144A 3.419%
6/25/29 #, ●	216,947	201,916
Series 2015-1 B2 144A 2.115%
12/25/44 #, ●	2,094,708	2,122,033
Series 2015-4 B1 144A 3.568%
6/25/45 #, ●	1,683,370	1,601,087
Series 2015-4 B2 144A 3.568%
6/25/45 #, ●	1,225,474	1,162,743
Series 2015-5 B2 144A 2.267%
5/25/45 #, ●	2,172,186	2,164,118
Series 2015-6 B1 144A 3.533%
10/25/45 #, ●	1,136,531	1,106,451
Series 2015-6 B2 144A 3.533%
10/25/45 #, ●	1,049,315	1,018,943
Series 2016-4 B1 144A 3.814%
10/25/46 #, ●	1,036,517	997,016
Series 2016-4 B2 144A 3.814%
10/25/46 #, ●	1,787,606	1,715,095
Series 2017-1 B3 144A 3.46% 1/25/47 #, ●	3,035,155	2,838,327
Series 2017-2 A3 144A 3.50% 5/25/47 #, ●	265,021	255,785
Series 2020-2 A3 144A 3.50% 7/25/50 #, ●	278,761	267,325
Series 2020-5 A3 144A 3.00%
12/25/50 #, ●	2,691,856	2,569,042
Series 2020-7 A3 144A 3.00% 1/25/51 #, ●	1,180,502	1,098,025
Series 2021-1 A3 144A 2.50% 6/25/51 #, ●	2,057,105	1,811,618
Series 2021-10 A3 144A 2.50%
12/25/51 #, ●	3,993,227	3,509,105

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-11 A3 144A 2.50%
1/25/52 #, ●	10,012,536	$8,842,711
Series 2021-13 A3 144A 2.50%
4/25/52 #, ●	3,622,763	3,190,437
Series 2021-13 B1 144A 3.148%
4/25/52 #, ●	4,905,679	4,185,807
Morgan Stanley Residential Mortgage Loan
Trust
Series 2020-1 A2A 144A 2.50%
12/25/50 #, ●	4,261,705	3,759,088
Series 2021-1 A2 144A 2.50% 3/25/51 #, ●	1,938,790	1,717,693
Series 2021-4 A3 144A 2.50% 7/25/51 #, ●	1,946,755	1,724,750
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50%
12/25/57 #	661,279	658,313
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, ●	2,115,351	1,870,656
Series 2021-6 A1 144A 2.50%
12/25/51 #, ●	4,344,227	3,841,704
Sequoia Mortgage Trust
Series 2013-4 B2 3.449% 4/25/43 ●	409,018	400,438
Series 2015-1 B2 144A 3.916%
1/25/45 #, ●	779,558	761,786
Series 2015-2 B2 144A 3.772%
5/25/45 #, ●	199,202	192,064
Series 2017-5 B1 144A 3.792%
8/25/47 #, ●	225,107	212,848
Series 2019-CH1 A1 144A 4.50%
3/25/49 #, ●	608	606
Series 2020-4 A2 144A 2.50%
11/25/50 #, ●	1,567,624	1,443,142
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-20 A1 5.50% 12/25/21	1,551	1,545
Series 2020-1 A1 144A 3.00%
12/25/49 #, ●	654,108	614,713
Total Non-Agency Collateralized Mortgage Obligations (cost
$88,851,516)		80,620,163

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities – 9.03%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	$6,563,287
Series 2017-BNK5 B 3.896% 6/15/60 ●	2,870,000	2,753,067
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	5,845,109
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,576,750
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	7,960,412
Series 2022-BNK39 A4 2.928% 2/15/55	7,305,000	6,668,017
Series 2022-BNK39 B 3.348% 2/15/55 ●	1,395,000	1,246,292
Series 2022-BNK39 C 3.379% 2/15/55 ●	2,092,000	1,832,390
Series 2022-BNK40 B 3.507% 3/15/64 ●	4,550,000	4,173,277
Series 2022-BNK41 A4 3.916% 3/15/32 ●	4,500,000	4,436,735
Bank of America Merrill Lynch Commercial
Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	30,000	28,804
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 ●	8,215,000	8,088,294
Series 2020-B17 A5 2.289% 3/15/53	4,957,000	4,380,212
Series 2020-B19 A5 1.85% 9/15/53	835,000	711,129
Series 2020-B20 A5 2.034% 10/15/53	16,000,000	13,755,242
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	3,060,187
Series 2020-B22 A5 1.973% 1/15/54	8,045,000	6,853,273
Series 2021-B24 A5 2.584% 3/15/54	16,331,000	14,635,214
Series 2021-B29 A5 2.388% 9/15/54	5,500,000	4,819,844
Series 2022-B32 B 3.202% 1/15/55 ●	4,505,000	4,042,408
Series 2022-B32 C 3.572% 1/15/55 ●	5,500,000	4,848,753
Series 2022-B33 B 3.736% 3/15/55 ●	2,250,000	2,091,500
Series 2022-B33 C 3.736% 3/15/55 ●	2,250,000	2,011,278
BMO Mortgage Trust
Series 2022-C1 A5 3.374% 2/15/55	3,550,000	3,352,753
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,904,649
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	5,425,905
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	3,001,771
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,148,065	4,963,681
Series 2017-CD6 B 3.911% 11/13/50 ●	1,925,000	1,835,684
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,241,861
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.839% 12/10/54	10,020,000	9,946,864
Citigroup Commercial Mortgage Trust
Series 2020-555 A 144A 2.647%
12/10/41 #	3,600,000	3,237,597

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147%
3/10/46 #	6,825,000	$6,777,710
Series 2013-WWP A2 144A 3.424%
3/10/31 #	1,650,000	1,659,653
Series 2014-CR19 A5 3.796% 8/10/47	3,793,800	3,788,580
Series 2014-CR20 AM 3.938% 11/10/47	10,705,000	10,593,420
Series 2015-3BP A 144A 3.178%
2/10/35 #	130,000	126,390
Series 2015-CR23 A4 3.497% 5/10/48	115,000	113,798
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,273,534
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,118,541
Grace Trust
Series 2020-GRCE A 144A 2.347%
12/10/40 #	3,050,000	2,623,120
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	6,924,896
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,412,789
Series 2018-GS9 B 4.321% 3/10/51 ●	125,000	122,157
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	7,132,609
Series 2019-GC42 A4 3.001% 9/1/52	5,440,000	5,105,219
Series 2020-GC47 A5 2.377% 5/12/53	14,745,000	13,160,787
JPM-BB Commercial Mortgage Securities
Trust
Series 2015-C31 A3 3.801% 8/15/48	9,926,178	9,820,998
JPM-DB Commercial Mortgage Securities
Trust
Series 2017-C7 A5 3.409% 10/15/50	290,000	282,732
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	8,570,000	8,443,926
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,930,578
Series 2016-JP2 AS 3.056% 8/15/49	180,000	170,805
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	3,356,000	3,342,529
Series 2015-C26 A5 3.531% 10/15/48	4,045,000	4,004,387
Series 2016-C29 A4 3.325% 5/15/49	2,595,000	2,547,490
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,406,268
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	3,725,165
Series 2020-HR8 A4 2.041% 7/15/53	29,609,000	25,635,078

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B 144A 3.649%
3/10/46 #, ●	820,000	$800,479
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,382,746
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,331,156
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	5,649,812
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,561,990
Total Non-Agency Commercial Mortgage-Backed Securities (cost
$338,570,825)		307,261,581

Loan Agreements – 5.61%
Acrisure 1st Lien 5.014% (LIBOR01M +
4.25%) 2/15/27 ●	912,712	908,909
Acrisure Tranche B 4.264% (LIBOR01M +
3.50%) 2/15/27 ●	1,246,558	1,230,327
Advantage Sales & Marketing Tranche
B-1 5.264% (LIBOR03M + 4.50%)
10/28/27 ●	1,931,083	1,905,014
Amentum Government Services Tranche
3 4.647% (SOFR01M + 3.00%) 2/15/29 ●	11,780,000	11,732,150
Applied Systems 1st Lien 4.006%
(LIBOR03M + 3.00%) 9/19/24 ●	2,245,693	2,242,630
Applied Systems 2nd Lien 6.506%
(LIBOR03M + 5.50%) 9/19/25 ●	5,891,961	5,901,164
Aramark Services Tranche B-5 2.957%
(LIBOR01M + 2.50%) 4/6/28 ●	473,503	469,478
Aruba Investments Holdings 1st Lien 4.50%
(LIBOR03M + 3.75%) 11/24/27 ●	980,125	971,549
Avantor Funding Tranche B-5 3.014%
(LIBOR01M + 2.25%) 11/8/27 ●	2,129,512	2,118,332
Bausch Health 3.764% (LIBOR01M + 3.00%)
6/2/25 ●	858,607	855,924
Bausch Health Tranche B 1/27/27 X	970,000	941,506
Berry Global Tranche Z 2.238% (LIBOR01M
+1.75%) 7/1/26 ●	1,989,252	1,962,351
Boxer Parent 4.514% (LIBOR03M + 3.75%)
10/2/25 ●	1,580,705	1,563,119
BW Gas & Convenience Holdings Tranche B
4.264% (LIBOR01M + 3.50%) 3/31/28 ●	2,952,687	2,930,542

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
BWay Holding 3.705% (LIBOR01M + 3.25%)
4/3/24 ●	646,330	$635,221
Caesars Resort Collection Tranche B-1
4.264% (LIBOR01M + 3.50%) 7/21/25 ●	801,191	800,440
Calpine
2.77% (LIBOR01M + 2.00%) 4/5/26 ●	933,600	922,513
3.27% (LIBOR01M + 2.50%) 12/16/27 ●	658,054	652,445
Camelot US Acquisition l 4.00% (LIBOR01M
+ 3.00%) 10/30/26 ●	1,742,937	1,731,391
Carnival Tranche B 3.75% (LIBOR03M +
3.00%) 6/30/25 ●	1,375,509	1,357,971
Castlelake Aviation One Designated Activity
3.576% (LIBOR03M + 2.75%) 10/22/26 ●	2,161,614	2,138,646
Charter Communications Operating
Tranche B2 2.52% (LIBOR01M + 1.75%)
2/1/27 ●	1,969,189	1,947,774
Chemours Tranche B-2 2.52% (LIBOR01M +
1.75%) 4/3/25 ●	1,633,386	1,602,760
Connect US Finco 4.50% (LIBOR01M +
3.50%) 12/11/26 ●	1,909,040	1,899,892
Core & Main Tranche B-1 3.566%
(LIBOR01M + 2.50%) 7/27/28 ●	2,645,249	2,605,570
CSC Holdings 2.804% (LIBOR01M + 2.25%)
7/17/25 ●	1,771,750	1,744,731
DaVita Tranche B-1 2.514% (LIBOR01M +
1.75%) 8/12/26 ●	2,492,244	2,460,971
Ecovyst Catalyst Technologies 3.739%
(LIBOR03M + 2.50%) 6/9/28 ●	1,086,787	1,078,976
Electron Bidco 3.764% (LIBOR01M + 3.25%)
11/1/28 ●	1,400,000	1,390,703
Ensemble RCM 4.989% (LIBOR03M +
3.75%) 8/3/26 ●	1,116,375	1,114,282
Entegris Tranche B (LIBOR01M + 2.25%)
3/2/29 ●	4,545,000	4,550,681
Epicor Software 2nd Lien 8.75% (LIBOR01M
+ 7.75%) 7/31/28 ●	2,085,000	2,128,656
Epicor Software Tranche C 4.00%
(LIBOR01M + 3.25%) 7/31/27 ●	3,743,000	3,725,546
Frontier Communications Tranche B 4.813%
(LIBOR03M + 3.75%) 5/1/28 ●	4,801,500	4,748,482
Global Medical Response 5.25% (LIBOR03M
+ 4.75%) 10/2/25 ●	3,156,885	3,138,282
Hamilton Projects Acquiror 5.506%
(LIBOR03M + 4.50%) 6/17/27 ●	1,753,218	1,751,182

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Heartland Dental
4.264% (LIBOR01M + 3.50%) 4/30/25 ●	2,279,505	$2,262,693
4.632% (LIBOR01M + 4.00%) 4/30/25 ●	1,210,850	1,204,418
Hexion Holdings 1st Lien 5.122% (SOFR01M
+ 4.50%) 3/15/29 ●	5,760,000	5,578,560
HUB International 4.213% (LIBOR01M +
2.75%) 4/25/25 ●	1,671,385	1,655,612
Informatica 3.563% (LIBOR01M + 2.75%)
10/27/28 ●	1,740,000	1,718,976
Kenan Advantage Group Tranche B 4.514%
(LIBOR01M + 3.75%) 3/24/26 ●	1,288,687	1,278,861
Loyalty Ventures Tranche B 5.264%
(LIBOR01M + 4.50%) 11/3/27 ●	343,438	335,710
LSF9 Atlantis Holdings Tranche B 8.00%
(SOFR01M + 6.25%) 3/31/29 ●	4,395,000	4,323,581
Michaels Tranche B 5.256% (LIBOR03M +
4.25%) 4/15/28 ●	3,467	3,175
Mileage Plus Holdings 6.25% (LIBOR03M +
5.25%) 6/21/27 ●	2,150,000	2,233,850
Numericable US Tranche B-11 3.989%
(LIBOR03M + 2.75%) 7/31/25 ●	1,544,523	1,520,969
Numericable US Tranche B-13 4.506%
(LIBOR01M + 4.00%) 8/14/26 ●	641,725	638,316
Olympus Water US Holding 4.813%
(LIBOR03M + 3.75%) 11/9/28 ●	1,670,812	1,644,557
Organon & Co. 3.563% (LIBOR01M +
3.00%) 6/2/28 ●	5,997,117	5,978,376
Pelican Products 5.256% (LIBOR03M +
4.25%) 12/29/28 ●	753,113	739,933
Penn National Gaming Tranche B-1 3.014%
(LIBOR01M + 2.25%) 10/15/25 ●	2,271,755	2,269,690
Peraton Tranche B 1st Lien 4.514%
(LIBOR01M + 3.75%) 2/1/28 ●	2,911,477	2,895,621
PG&E Tranche B 3.813% (LIBOR01M +
3.00%) 6/23/25 ●	2,654,361	2,623,392
Pilot Travel Centers Tranche B 2.70%
(LIBOR01M + 2.00%) 8/4/28 ●	1,999,950	1,977,111
PMHC II 5.287% (SOFR03M + 3.25%)
4/20/29 ●	4,750,000	4,476,875
Pre-Paid Legal Services 4.514% (LIBOR01M
+ 3.75%) 12/15/28 ●	3,400,000	3,365,646
Pretium PKG Holdings 4.733% (LIBOR03M
+ 4.00%) 10/2/28 ●	1,995,000	1,940,886

Schedule of investments
Delaware Diversified Income Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Prime Security Services Borrower
Tranche B-1 3.50% (LIBOR03M + 2.75%)
9/23/26 ●	1,216,760	$1,203,926
Quest Software US Holdings 2nd Lien 8.00%
(LIBOR03M + 7.50%) 1/1/30 ●	745,000	712,717
Quest Software US Holdings Tranche B
4.75% (LIBOR03M + 4.25%) 1/17/29 ●	2,410,000	2,369,519
RealPage 1st Lien 4.014% (LIBOR01M +
3.25%) 4/24/28 ●	2,805,900	2,768,020
Reynolds Group Holdings Tranche
B-2 4.014% (LIBOR01M + 3.25%) 2/5/26 ●	1,283,750	1,252,192
Ryan Specialty Group Tranche B-1 3.80%
(LIBOR01M + 3.00%) 9/1/27 ●	1,659,725	1,658,688
Sinclair Television Group Tranche B-3 3.46%
(LIBOR01M + 3.00%) 4/1/28 ●	1,220,750	1,178,533
Sinclair Television Group Tranche
B-4 4.421% (SOFR01M + 2.75%)
4/21/29 ●	5,095,000	4,958,072
Spirit Aerosystems Tranche B 4.514%
(LIBOR01M + 3.75%) 1/15/25 ●	2,187,396	2,187,004
SS&C Technologies Tranche B-4 2.514%
(LIBOR01M + 1.75%) 4/16/25 ●	707,726	698,500
SS&C Technologies Holdings Tranche B-3
2.514% (LIBOR01M + 1.75%) 4/16/25 ●	871,820	860,455
Standard Industries 3.788% (LIBOR03M +
2.50%) 9/22/28 ●	7,821,013	7,813,904
Telenet Financing Tranche AR 2.554%
(LIBOR01M + 2.00%) 4/30/28 ●	2,530,000	2,479,084
Terrier Media Buyer Tranche B 4.264%
(LIBOR01M + 3.50%) 12/17/26 ●	1,314,906	1,297,530
Transdigm Tranche F 3.014% (LIBOR01M +
2.25%) 12/9/25 ●	1,866,088	1,832,784
TricorBraun 4.014% (LIBOR01M + 3.25%)
3/3/28 ●	1,375,029	1,347,185
UKG 1st Lien 4.212% (LIBOR03M + 3.25%)
5/3/26 ●	6,647,055	6,587,112
Ultimate Software Group 1st Lien 4.756%
(LIBOR01M + 3.75%) 5/4/26 ●	1,974,153	1,968,689
USI 4.256% (LIBOR03M + 3.25%) 12/2/26 ●	498,397	494,596
USI Tranche B 4.006% (LIBOR03M + 3.00%)
5/16/24 ●	1,067,651	1,059,511
Vertical Midco Tranche B 4.019%
(LIBOR03M + 3.50%) 7/30/27 ●	1,792,176	1,775,823
Viasat 5.00% (SOFR01M + 3.50%) 3/2/29 ●	9,430,000	9,394,637

		Principal
		amount°	Value (US $)
Loan Agreements (continued)
Vistra Operations 2.472% (LIBOR01M +
1.75%) 12/31/25 ●		2,924,058	$2,889,335
White Cap Buyer 4.45% (LIBOR01M +
4.00%) 10/19/27 ●		902,737	882,708
Zekelman Industries 2.632% (LIBOR01M +
2.00%) 1/24/27 ●		770,741	758,538
Total Loan Agreements (cost $190,820,300)			190,955,980

Sovereign Bonds – 2.65%∆
Albania – 0.01%
Albania Government International Bond
144A 3.50% 6/16/27 #	EUR	400,000	404,986
			404,986
Angola – 0.04%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		433,000	416,949
8.25% 5/9/28		499,000	480,502
144A 8.75% 4/14/32 #		400,000	379,554
			1,277,005
Argentina – 0.03%
Argentine Republic Government International
Bonds
0.50% 7/9/30 ~		1,973,950	624,775
1.00% 7/9/29		100,503	32,463
1.125% 7/9/35 ~		703,250	201,551
			858,789
Armenia – 0.01%
Republic of Armenia International Bond 144A
3.60% 2/2/31 #		400,000	299,026
			299,026
Azerbaijan – 0.02%
Republic of Azerbaijan International Bond
144A 3.50% 9/1/32 #		753,000	667,367
			667,367
Bahrain – 0.02%
Bahrain Government International Bond
144A 7.375% 5/14/30 #		800,000	834,987
			834,987

Schedule of investments
Delaware Diversified Income Fund

		Principal
		amount°	Value (US $)
Sovereign Bonds∆ (continued)
Brazil – 0.22%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/27	BRL	32,000,000	$6,026,326
Brazilian Government International Bonds
3.875% 6/12/30		741,000	654,421
4.75% 1/14/50		1,072,000	812,780
			7,493,527
Chile – 0.32%
Bonos de la Tesoreria de la Republica en
pesos
144A 2.30% 10/1/28 #	CLP	7,050,000,000	6,376,002
144A 2.80% 10/1/33 #	CLP	4,380,000,000	3,573,674
Chile Government International Bonds
3.50% 1/31/34		600,000	544,800
3.50% 1/25/50		700,000	556,563
			11,051,039
Colombia – 0.10%
Colombia Government International Bonds
3.25% 4/22/32		2,333,000	1,787,941
4.125% 2/22/42		1,087,000	761,987
5.00% 6/15/45		728,000	543,270
5.20% 5/15/49		400,000	302,000
			3,395,198
Costa Rica – 0.01%
Costa Rica Government International Bonds
144A 5.625% 4/30/43 #		300,000	255,697
144A 7.158% 3/12/45 #		200,000	194,099
			449,796
Czech Republic – 0.04%
Czech Republic Government Bonds 2.40%
9/17/25	CZK	34,250,000	1,354,707
			1,354,707
Dominican Republic – 0.10%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		867,000	750,556
144A 4.875% 9/23/32 #		2,335,000	1,966,836
144A 5.30% 1/21/41 #		500,000	396,131
144A 5.50% 2/22/29 #		400,000	375,300
			3,488,823

	Principal
	amount°	Value (US $)
Sovereign BondsΔ (continued)
Ecuador – 0.03%
Ecuador Government International Bonds
144A 0.50% 7/31/40 #, ~	430,619	$235,343
144A 1.00% 7/31/35 #, ~	939,584	588,189
144A 5.00% 7/31/30 #, ~	358,533	292,456
144A 6.61% 7/31/30 #, ^	101,490	54,932
		1,170,920
Egypt – 0.10%
Egypt Government International Bonds
144A 3.875% 2/16/26 #	400,000	325,916
144A 5.75% 5/29/24 #	1,255,000	1,174,517
7.903% 2/21/48	1,105,000	761,319
144A 8.70% 3/1/49 #	1,480,000	1,086,663
		3,348,415
El Salvador – 0.01%
El Salvador Government International Bond
144A 7.125% 1/20/50 #	1,037,000	386,293
		386,293
Gabon – 0.01%
Gabon Government International Bond 144A
6.625% 2/6/31 #	435,000	394,367
		394,367
Georgia – 0.01%
Georgia Government International Bond
144A 2.75% 4/22/26 #	400,000	344,764
		344,764
Ghana – 0.02%
Ghana Government International Bond 144A
7.875% 3/26/27 #	753,000	530,760
		530,760
Guatemala – 0.02%
Guatemala Government Bond 144A 4.875%
2/13/28 #	594,000	593,483
		593,483
Hong Kong – 0.06%
Airport Authority
144A 2.50% 1/12/32 #	1,185,000	1,047,776
144A 3.25% 1/12/52 #	1,175,000	975,376
		2,023,152

Schedule of investments
Delaware Diversified Income Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Hungary – 0.04%
Hungary Government Bond 5.50% 6/24/25	HUF	457,620,000	$1,223,239
			1,223,239
Indonesia – 0.25%
Indonesia Government International Bonds
2.95% 1/11/23 *		500,000	501,562
144A 4.625% 4/15/43 #		387,000	368,308
5.25% 1/17/42		400,000	404,180
Indonesia Treasury Bond 6.125% 5/15/28	IDR	107,038,000,000	7,187,770
			8,461,820
Ivory Coast – 0.05%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	177,960
144A 6.125% 6/15/33 #		1,667,000	1,536,457
			1,714,417
Jordan – 0.01%
Jordan Government International Bond 144A
5.75% 1/31/27 #		380,000	360,833
			360,833
Kazakhstan – 0.01%
Kazakhstan Government International Bond
4.875% 10/14/44		366,000	347,806
			347,806
Kenya – 0.02%
Republic of Kenya Government International
Bond 144A 8.00% 5/22/32 #		615,000	531,486
			531,486
Lebanon – 0.01%
Lebanon Government International Bond
6.25% 5/27/22 ‡		2,062,000	250,017
			250,017
Mexico – 0.12%
Mexican Bonos 8.50% 5/31/29	MXN	68,500,000	3,258,922
Mexico Government International Bond
3.50% 2/12/34		956,000	810,248
			4,069,170

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Mongolia – 0.01%
Mongolia Government International Bonds
144A 3.50% 7/7/27 #		450,000	$391,558
			391,558
Morocco – 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	300,000	294,608
144A 2.375% 12/15/27 #		400,000	346,900
			641,508
Nigeria – 0.05%
Nigeria Government International Bond
7.143% 2/23/30		500,000	428,913
144A 7.875% 2/16/32 #		1,103,000	929,277
144A 8.375% 3/24/29 #		400,000	374,232
			1,732,422
North Macedonia – 0.01%
North Macedonia Government International
Bond 144A 3.675% 6/3/26 #	EUR	300,000	306,168
			306,168
Oman – 0.04%
Oman Government International Bonds
144A 6.75% 1/17/48 #		889,000	835,882
144A 7.00% 1/25/51 #		200,000	193,050
7.375% 10/28/32		363,000	400,286
			1,429,218
Pakistan – 0.01%
Pakistan Government International Bond
144A 7.375% 4/8/31 #		250,000	192,010
			192,010
Panama – 0.03%
Panama Bonos del Tesoro 3.362% 6/30/31		500,000	460,250
Panama Government International Bond
144A 3.75% 4/17/26 #		710,000	703,255
			1,163,505
Paraguay – 0.04%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		400,000	326,393
144A 4.95% 4/28/31 #, *		500,000	493,275

Schedule of investments
Delaware Diversified Income Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Paraguay (continued)
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		727,000	$647,132
			1,466,800
Peru – 0.06%
Peruvian Government International Bonds
2.392% 1/23/26		1,040,000	977,558
2.844% 6/20/30		1,042,000	931,371
			1,908,929
Philippines – 0.06%
Philippine Government International Bonds
3.229% 3/29/27		1,405,000	1,372,392
3.70% 3/1/41		800,000	705,629
			2,078,021
Poland – 0.04%
Republic of Poland Government Bond 2.50%
4/25/24	PLN	6,275,000	1,312,341
			1,312,341
Qatar – 0.09%
Qatar Government International Bonds
144A 4.00% 3/14/29 #		1,555,000	1,597,194
144A 4.40% 4/16/50 #		1,569,000	1,594,168
			3,191,362
Romania – 0.01%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	109,204
144A 3.375% 1/28/50 #	EUR	359,000	257,405
			366,609
Russia – 0.02%
Russian Foreign Bonds - Eurobonds
144A 4.25% 6/23/27 #		1,600,000	472,000
144A 5.25% 6/23/47 #		600,000	177,000
			649,000
Saudi Arabia – 0.04%
Saudi Government International Bonds
144A 3.25% 11/17/51 #		420,000	338,971
144A 3.625% 3/4/28 #		1,170,000	1,169,977
			1,508,948

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Senegal – 0.02%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	200,000	$163,939
144A 6.75% 3/13/48 #		563,000	450,288
			614,227
Serbia – 0.03%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	550,000	444,077
144A 2.125% 12/1/30 #		290,000	217,655
144A 3.125% 5/15/27 #	EUR	400,000	379,552
			1,041,284
South Africa – 0.05%
Republic of South Africa Government
International Bonds
4.85% 9/30/29		430,000	396,761
4.875% 4/14/26 *		331,000	327,283
5.65% 9/27/47		200,000	159,080
5.75% 9/30/49		595,000	473,566
7.30% 4/20/52		200,000	187,776
			1,544,466
Sri Lanka – 0.02%
Sri Lanka Government International Bonds
144A 6.20% 5/11/27 #		1,155,000	498,821
144A 7.55% 3/28/30 #		310,000	132,733
			631,554
Trinidad and Tobago – 0.02%
Trinidad & Tobago Government International
Bond 144A 4.50% 6/26/30 #		550,000	525,525
			525,525
Turkey – 0.08%
Hazine Mustesarligi Varlik Kiralama 144A
5.125% 6/22/26 #		450,000	426,420
Turkey Government International Bonds
6.35% 8/10/24		300,000	294,462
7.625% 4/26/29		1,600,000	1,532,411
Turkiye Ihracat Kredi Bankasi 144A 5.75%
7/6/26 #		450,000	409,523
			2,662,816

Schedule of investments
Delaware Diversified Income Fund

		Principal
		amount°	Value (US $)
Sovereign Bonds∆ (continued)
Ukraine – 0.02%
Ukraine Government International Bonds
144A 7.75% 9/1/26 #		2,192,000	$747,766
			747,766
Uruguay – 0.14%
Uruguay Government International Bonds
4.375% 1/23/31		608,000	624,732
5.10% 6/18/50		329,000	344,132
8.50% 3/15/28	UYU	166,800,000	3,833,990
			4,802,854
Uzbekistan – 0.05%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		600,000	489,630
144A 5.375% 2/20/29 #		1,326,000	1,277,932
			1,767,562
Total Sovereign Bonds (cost $107,291,204)			90,002,645

Supranational Banks – 0.06%
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #		1,070,000	1,061,290
144A 5.00% 7/27/27 #		723,000	719,880
Central American Bank for Economic
Integration
144A 2.00% 5/6/25 #		200,000	190,784
Total Supranational Banks (cost $1,979,047)			1,971,954

US Treasury Obligations – 6.06%
US Treasury Bonds
1.875% 11/15/51		6,005,000	4,711,579
2.00% 8/15/51		4,210,000	3,402,535
2.25% 3/31/24		6,550,000	6,495,246
2.25% 8/15/46		60,525,000	51,138,898
2.25% 2/15/52		10,320,000	8,863,913
2.375% 3/31/29		3,960,000	3,818,306
2.50% 3/31/27		43,325,000	42,460,194
4.375% 2/15/38		13,230,000	15,631,039
US Treasury Note
1.875% 2/15/32		52,825,000	48,244,085

	Principal
	amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Strip Principal
0.000% 5/15/44 ^	43,355,000	$21,402,447
Total US Treasury Obligations (cost $227,739,098)		206,168,242

	Number of
	shares
Common Stocks – 0.07%
Communications – 0.00%
Century Communications =, †	7,875,000	0
		0
Consumer Discretionary – 0.07%
Aeromexico Rights =, †	140,061	2,289,297
		2,289,297
Total Common Stocks (cost $2,527,759)		2,289,297

	Number of
	contracts
Options Purchased – 0.02%
Foreign Currency Put Options – 0.02%
AUD vs JPY, strike price $78, expiration date
8/23/22, notional amount
$8,431,020,000 (JPMCB)	108,090,000	341,149
GBP vs JPY, strike price $148, expiration date
8/23/22, notional amount
$9,597,800,000 (JPMCB)	64,850,000	518,223
Total Options Purchased (cost $2,121,206)		859,372

	Number of
	shares
Short-Term Investments – 3.25%
Money Market Mutual Funds – 3.25%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.31%)	27,627,149	27,627,149
Fidelity Investments Money Market
Government Portfolio – Class I (seven-day
effective yield 0.16%)	27,627,149	27,627,149
GS Financial Square Government Fund –
Institutional Shares (seven-day effective
yield 0.32%)	27,627,149	27,627,149

Schedule of investments
Delaware Diversified Income Fund

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio –
Institutional Share Class (seven-day
effective yield 0.30%)	27,627,149	$27,627,149
Total Short-Term Investments (cost $110,508,596)		110,508,596
Total Value of Securities Before
Securities Lending Collateral
and Options Written–99.26%
(cost $3,718,339,661)		3,376,214,011
Securities Lending Collateral** – 1.88%
Money Market Mutual Funds – 1.88%
Dreyfus Institutional Preference
Government Money
Market Fund - Institutional
Shares (seven-day effective
yield 0.37%)	61,986,048	61,986,048
Dreyfus Institutional Preference
Government Plus Money
Market Fund - SL Shares
(seven-day effective
yield 0.37%)	2,000,000	2,000,000
Total Securities Lending Collateral (cost $63,986,048)		63,986,048

	Number of
	contracts
Options Written – (0.01%)
Foreign Currency Put Options – (0.01%)
AUD vs JPY, strike price $72, expiration date
8/23/22, notional amount
$(7,782,480,000) (JPMCB)	(108,090,000)	(159,004)
GBP vs JPY, strike price $140, expiration
date
8/23/22, notional amount
$(9,079,000,000) (JPMCB)	(64,850,000)	(243,903)
Total Options Written (premium received $781,900)		$(402,907)

°	Principal amount shown is stated in USD.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at April 30, 2022.

∆	Securities have been classified by country of risk.
X	This loan will settle after April 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
‡	Non-income producing security. Security is currently in default.
>	PIK. 80% of the income received was in cash and 20% was in principal.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
ω	Perpetual security with no stated maturity date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of Rule 144A securities was $826,473,452, which represents 24.30% of the Fund's net assets. See Note 10 in “Notes to financial statements."
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date.
■	Includes $62,026,124 of securities loaned.

Schedule of investments
Delaware Diversified Income Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
JPMCB	EUR	(14,350,000)	USD	16,267,017	5/20/22	$1,114,857
JPMCB	EUR	(2,551,000)	USD	2,808,054	6/24/22	109,226
TD	EUR	(12,400,000)	USD	14,056,119	5/20/22	962,966
Total Foreign Currency Exchange Contracts						$2,187,049

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
(1)	Euro-Bobl	$(134,169)	$(140,919)	6/8/22	$6,750	$—	$288
	US
	Treasury
	3 yr
425	Notes	91,912,891	94,503,261	6/30/22	—	(2,590,370)	(106,250)
	US
	Treasury
	5 yr
2,913	Notes	328,213,186	344,291,568	6/30/22	—	(16,078,382)	(500,657)
	US
	Treasury
	10 yr
(239)	Notes	(28,478,344)	(30,210,504)	6/21/22	1,732,160	—	48,548
	US
	Treasury
	10 yr
	Ultra
(370)	Notes	(47,730,000)	(51,741,883)	6/21/22	4,011,883	—	92,500
	US
	Treasury
	Long
6	Bonds	844,125	927,718	6/21/22	—	(83,593)	(3,188)
	US
	Treasury
	Long
(6)	Bonds	(844,125)	(926,470)	6/21/22	82,345	—	3,188

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
US
	Treasury
	Ultra
(400)	Bonds	$(64,175,000)	$(73,289,597)	6/21/22	$9,114,597	$—	$325,000
Total Futures Contracts			$283,413,174		$14,947,735	$(18,752,345)	$(140,571)

Swap Contracts

CDS Contracts2

Counterparty/
Reference						Variation
Obligation/				Upfront		Margin
Termination Date/		Annual		Payments		Due from
Payment	Notional	Protection		Paid	Unrealized	(Due to)
Frequency	Amount[3]	Payments	Value	(Received)	Appreciation[4]	Brokers
Over-The-Counter:
Protection Purchased/
Moody’s
Ratings:
JPMCB-Federated
Republic of
Brazil
4.25%
6/6/25 B2
6/20/26-
Quarterly	6,783,000	1.000%	$222,671	$177,601	$45,070	$—

Schedule of investments
Delaware Diversified Income Fund

CDS Contracts2

Counterparty/
Reference						Variation
Obligation/				Upfront		Margin
Termination Date/		Annual		Payments		Due from
Payment	Notional	Protection		Paid	Unrealized	(Due to)
Frequency	Amount[3]	Payments	Value	(Received)	Appreciation[4]	Brokers
Protection Sold
Moody's
Ratings:
JPMCB-United
Mexican
States
10.375%
9/20/22 Baa2
6/22/26-
Quarterly	5,579,000	1.000%	$35,725	$34,572	$1,153	$—
Total CDS Contracts			$258,396	$212,173	$46,223	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”
[2]

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(13,259).

Summary of abbreviations:
BB – Barclays Bank
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
yr – Year

Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CLP – Chilean Peso
CZK – Czech Koruna
EUR – European Monetary Unit
GBP – British Pound Sterling
HUF – Hungarian Forint
IDR – Indonesian Rupiah
MXN – Mexican Peso
PLN – Polish Zloty

Schedule of investments
Delaware Diversified Income Fund

Summary of currencies: (continued)
USD – US Dollar
UYU – Uruguayan Peso

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Diversified Income Fund	April 30, 2022 (Unaudited)

Assets:
Investments, at value*,†	$3,376,214,011
Short-term investments held as collateral for loaned securities, at value=	63,986,048
Cash	11,030,442
Cash collateral due from brokers	2,557,003
Foreign currencies, at valueΔ	17,716,497
Receivable for securities sold	61,913,440
Dividends and interest receivable	22,193,926
Receivable for fund shares sold	14,360,277
Unrealized appreciation on foreign currency exchange contracts	2,187,049
Upfront payments paid on over the counter credit default swap contracts	212,173
Unrealized appreciation on over the counter credit default swap contracts	46,223
Securities lending income receivable	9,605
Other assets	28,006
Total Assets	3,572,454,700
Liabilities:
Options written, at valueΣ	402,907
Payable for securities purchased	86,009,554
Obligation to return securities lending collateral	63,986,048
Payable for fund shares redeemed	13,347,065
Cash collateral due to brokers	4,856,000
Other accrued expenses	967,220
Investment management fees payable to affiliates	736,575
Distribution payable	377,510
Distribution fees payable to affiliates	187,265
Variation margin due to broker on future contracts	140,571
Dividend disbursing and transfer agent fees and expenses payable to
affiliates	27,015
Audit and tax fees payable	24,413
Trustees' fees and expenses payable to affiliates	8,858
Accounting and administration expenses payable to affiliates	8,362
Swap payments payable	5,170
Legal fees payable to affiliates	3,713
Reports and statements to shareholders expenses payable to affiliates	2,123
Total Liabilities	171,090,369
Total Net Assets	$3,401,364,331

Net Assets Consist of:
Paid-in capital	$3,807,395,291
Total distributable earnings (loss)	(406,030,960)
Total Net Assets	$3,401,364,331

Statement of assets and liabilities
Delaware Diversified Income Fund

Net Asset Value

Class A:
Net assets	$599,878,081
Shares of beneficial interest outstanding, unlimited authorization, no par	74,353,573
Net asset value per share	$8.07
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales
charge)	$8.45

Class C:
Net assets	$61,669,789
Shares of beneficial interest outstanding, unlimited authorization, no par	7,646,224
Net asset value per share	$8.07

Class R:
Net assets	$16,996,110
Shares of beneficial interest outstanding, unlimited authorization, no par	2,107,879
Net asset value per share	$8.06

Institutional Class:
Net assets	$2,535,110,393
Shares of beneficial interest outstanding, unlimited authorization, no par	314,020,910
Net asset value per share	$8.07

Class R6:
Net assets	$187,709,958
Shares of beneficial interest outstanding, unlimited authorization, no par	23,251,282
Net asset value per share	$8.07
____________________
* Investments, at cost	$3,718,339,661
† Including securities on loan	62,026,124
= Short-term investments held as collateral for loaned securities, at cost	63,986,048
Δ Foreign currencies, at cost	18,231,728
Σ Options written, premium received	(781,900)

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Diversified Income Fund	Six months ended April 30, 2022 (Unaudited)

Investment Income:
Interest	$55,782,011
Securities lending income	92,139
Dividends	35,868
Foreign tax withheld	(48,110)
55,861,908

Expenses:
Management fees	8,866,707
Distribution expenses – Class A	832,004
Distribution expenses – Class C	363,596
Distribution expenses – Class R	48,329
Dividend disbursing and transfer agent fees and expenses	1,874,631
Reports and statements to shareholders expenses	333,109
Accounting and administration expenses	330,695
Legal fees	138,047
Custodian fees	90,211
Registration fees	86,081
Trustees’ fees and expenses	69,962
Audit and tax fees	24,413
Other	94,067
13,151,852
Less expenses waived	(3,401,702)
Less expenses paid indirectly	(528)
Total operating expenses	9,749,622
Net Investment Income	46,112,286

Statement of operations
Delaware Diversified Income Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(43,352,141)
Foreign currencies	(5,681,783)
Foreign currency exchange contracts	4,879,106
Futures contracts	3,043,012
Swap contracts	1,162,244
Net realized loss	(39,949,562)

Net change in unrealized appreciation (depreciation) of:
Investments	(403,277,735)
Foreign currencies	(556,845)
Foreign currency exchange contracts	1,264,438
Futures contracts	(2,580,127)
Options purchased	(1,261,834)
Options written	378,993
Swap contracts	(85,090)
Net change in unrealized appreciation (depreciation)	(406,118,200)
Net Realized and Unrealized Loss	(446,067,762)
Net Decrease in Net Assets Resulting from Operations	$(399,955,476)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Diversified Income Fund

	Six months
	ended
	4/30/22	Year ended
	(Unaudited)	10/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$46,112,286	$85,999,477
Net realized gain (loss)	(39,949,562)	53,383,815
Net change in unrealized appreciation (depreciation)	(406,118,200)	(63,045,840)
Net increase (decrease) in net assets resulting from
operations	(399,955,476)	76,337,452

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(13,531,515)	(18,967,282)
Class C	(1,218,699)	(1,862,937)
Class R	(370,248)	(548,609)
Institutional Class	(63,053,136)	(80,849,624)
Class R6	(4,637,222)	(2,738,331)
	(82,810,820)	(104,966,783)

Capital Share Transactions:
Proceeds from shares sold:
Class A	51,071,468	153,227,523
Class C	3,411,565	11,748,362
Class R	1,675,743	4,314,172
Institutional Class	357,280,353	1,066,676,879
Class R6	10,141,632	52,334,081

Net assets from merger:[1]
Class R6	—	159,933,281
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	12,733,403	16,471,265
Class C	1,188,974	1,770,649
Class R	368,312	534,388
Institutional Class	60,762,767	75,367,845
Class R6	4,387,130	2,533,655
	503,021,347	1,544,912,100

Statements of changes in net assets
Delaware Diversified Income Fund

	Six months
	ended
	4/30/22	Year ended
	(Unaudited)	10/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(96,482,920)	$(182,345,423)
Class C	(13,592,436)	(83,953,367)
Class R	(4,200,168)	(9,587,287)
Institutional Class	(651,555,307)	(662,572,994)
Class R6	(32,388,560)	(18,106,567)
	(798,219,391)	(956,565,638)
Increase (decrease) in net assets derived from capital
share transactions	(295,198,044)	588,346,462
Net Increase (Decrease) in Net Assets	(777,964,340)	559,717,131

Net Assets:
Beginning of period	4,179,328,671	3,619,611,540
End of period	$3,401,364,331	$4,179,328,671

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]		Year ended
(Unaudited)		10/31/21	10/31/20	10/31/19	10/31/18		10/31/17
$9.17		$9.23	$8.85	$8.19	$8.74		$8.81

0.10		0.19	0.22	0.27	0.29		0.28
(1.03)		(0.02)	0.42	0.68	(0.53)		(0.03)
(0.93)		0.17	0.64	0.95	(0.24)		0.25

(0.11)		(0.23)	(0.26)	(0.27)	(0.25)		(0.32)
(0.06)		— [3]	—	—	—		—
—		—	—	(0.02)	(0.06)		— [3]
(0.17)		(0.23)	(0.26)	(0.29)	(0.31)		(0.32)
$8.07		$9.17	$9.23	$8.85	$8.19		$8.74
(10.21%	)[5]	1.90% [5]	7.37% [5]	11.82% [5,6]	(2.77%	)[5]	2.89%

$599,878		$716,494	$733,935	$751,229	$734,630		$893,311
0.70%		0.69%	0.69%	0.70%	0.77%		0.89%
0.88%		0.86%	0.86%	0.88%	0.87%		0.89%
2.20%		2.04%	2.47%	3.16%	3.37%		3.24%
2.02%		1.87%	2.30%	2.98%	3.27%		3.24%
61%		198%	112%	167%	122%		125%

Financial highlights
Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]		Year ended
(Unaudited)		10/31/21	10/31/20	10/31/19	10/31/18		10/31/17
$9.17		$9.22	$8.85	$8.19	$8.74		$8.81

0.06		0.12	0.15	0.20	0.22		0.22
	(1.02)	(0.01)	0.41	0.69	(0.52)		(0.04)
	(0.96)	0.11	0.56	0.89	(0.30)		0.18

	(0.08)	(0.16)	(0.19)	(0.21)	(0.19)		(0.25)
	(0.06)	— [3]	—	—	—		—
—		—	—	(0.02)	(0.06)		— [3]
	(0.14)	(0.16)	(0.19)	(0.23)	(0.25)		(0.25)
$8.07		$9.17	$9.22	$8.85	$8.19		$8.74
(10.55%	)[5]	1.25% [5]	6.45% [5]	10.99% [5,6]	(3.49%	)[5]	2.13%

$61,670		$79,733	$149,707	$250,652	$382,168		$620,954
1.45%		1.44%	1.44%	1.45%	1.52%		1.64%
1.63%		1.61%	1.61%	1.63%	1.62%		1.64%
1.45%		1.29%	1.72%	2.41%	2.62%		2.49%
1.27%		1.12%	1.55%	2.23%	2.52%		2.49%
61%		198%	112%	167%	122%		125%

Financial highlights
Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Amount is less than $(0.005) per share.
4	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
6	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
7	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]	Year ended
(Unaudited)	10/31/21	10/31/20	10/31/19	10/31/18		10/31/17
$9.17	$9.22	$8.85	$8.19	$8.73		$8.81

0.09	0.17	0.20	0.25	0.27		0.26
(1.04)	(0.01)	0.41	0.68	(0.52)		(0.04)
(0.95)	0.16	0.61	0.93	(0.25)		0.22

(0.10)	(0.21)	(0.24)	(0.25)	(0.23)		(0.30)
(0.06)	— [3]	—	—	—		—
—	—	—	(0.02)	(0.06)		— [3]
(0.16)	(0.21)	(0.24)	(0.27)	(0.29)		(0.30)

$8.06	$9.17	$9.22	$8.85	$8.19		$8.73

(10.44% ) [5]	1.76% [5]	6.99% [5]	11.54% [5,6]	(2.90% )	[5]	2.52%

$16,996	$21,563	$26,403	$36,082	$46,060		$61,630
0.95%	0.94%	0.94%	0.95%	1.02%		1.14%
1.13%	1.11%	1.11%	1.13%	1.12%		1.14%
1.95%	1.79%	2.22%	2.91%	3.12%		2.99%
1.77%	1.62%	2.05%	2.73%	3.02%		2.99%
61%	198%	112%	167%	122%		125%

Financial highlights
Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Amount is less than $(0.005) per share.
4	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
6	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
7	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]	Year ended
(Unaudited)	10/31/21	10/31/20	10/31/19	10/31/18		10/31/17
$9.18	$9.23	$8.86	$8.20	$8.74		$8.82

0.11	0.21	0.25	0.29	0.31		0.30
(1.03)	(0.01)	0.40	0.68	(0.52)		(0.04)
(0.92)	0.20	0.65	0.97	(0.21)		0.26

(0.13)	(0.25)	(0.28)	(0.29)	(0.27)		(0.34)
(0.06)	— [3]	—	—	—		—
—	—	—	(0.02)	(0.06)		— [3]
(0.19)	(0.25)	(0.28)	(0.31)	(0.33)		(0.34)
$8.07	$9.18	$9.23	$8.86	$8.20		$8.74
(10.20% ) [5]	2.27% [5]	7.52% [5]	12.09% [5,6]	(2.41% )	[5]	3.03%

$2,535,110	$3,129,804	$2,671,510	$2,619,167	$2,886,234		$2,819,555
0.45%	0.44%	0.44%	0.45%	0.52%		0.64%
0.63%	0.61%	0.61%	0.63%	0.62%		0.64%
2.45%	2.29%	2.72%	3.41%	3.62%		3.49%
2.27%	2.12%	2.55%	3.23%	3.52%		3.49%
61%	198%	112%	167%	122%		125%

Financial highlights
Delaware Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Amount is less than $(0.005) per share.
4	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
6	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.31% lower.
7	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]		Year ended
(Unaudited)		10/31/21	10/31/20	10/31/19	10/31/18		10/31/17
$9.18		$9.23	$8.86	$8.20	$8.74		$8.81

0.11		0.22	0.25	0.30	0.31		0.31
(1.03)		(0.01)	0.41	0.68	(0.51)		(0.04)
(0.92)		0.21	0.66	0.98	(0.20)		0.27

(0.13)		(0.26)	(0.29)	(0.30)	(0.28)		(0.34)
(0.06)		— [3]	—	—	—		—
—		—	—	(0.02)	(0.06)		— [3]
(0.19)		(0.26)	(0.29)	(0.32)	(0.34)		(0.34)
$8.07		$9.18	$9.23	$8.86	$8.20		$8.74
(10.16%	)[5]	2.35% [5]	7.61% [5]	12.18% [5,6]	(2.33%	)[5]	3.14%

$187,710		$231,735	$38,057	$23,584	$17,835		$12,935
0.36%		0.36%	0.36%	0.36%	0.44%		0.55%
0.54%		0.53%	0.53%	0.54%	0.54%		0.55%
2.54%		2.37%	2.80%	3.50%	3.70%		3.57%
2.36%		2.20%	2.63%	3.32%	3.60%		3.57%
61%		198%	112%	167%	122%		125%

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2022 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2022 and for all open tax years (years ended October 31, 2018–October 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. During the six months ended April 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when

Notes to financial statements
Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At April 30, 2022, the Fund posted $436,000 and received $206,000 cash collateral for TBA trades from The Bank of New York Mellon (BNY Mellon), which is included in “Cash collateral due from brokers” and “Cash collateral due to brokers”, respectively on the “Statement of assets and liabilities.”

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2022, the Fund earned $528 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub- Advisor a portion of its investment management fee.

DMC has contractually agreed to waive all or a portion, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to

Notes to financial statements
Delaware Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.45% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.36% of the Fund’s Class R6 shares average daily net assets from November 1, 2021 through April 30, 2022.* For purposes of those waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2022, the Fund was charged $78,271 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2022, the Fund was charged $174,522 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2022, the Fund was charged $67,166 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2022, DDLP earned $4,552 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2022, DDLP received gross CDSC commissions of $10,758 and $5,526 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________
*	The aggregate contractual waiver period covering this report is from February 26, 2021 through February 28, 2023.

3. Investments

For the six months ended April 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$705,207,553
Purchases of US government securities	1,578,438,397
Sales other than US government securities	610,314,807
Sales of US government securities	1,939,015,226

At April 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments and derivatives	$3,791,974,729
Aggregate unrealized appreciation of investments and derivatives	$26,146,304
Aggregate unrealized depreciation of investments and derivatives	(381,247,784)
Net unrealized depreciation of investments and derivatives	$(355,101,480)

Notes to financial statements
Delaware Diversified Income Fund

3. Investments (continued)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage
Obligations	$—	$104,914,226	$—	$104,914,226

	Level 1	Level 2	Level 3	Total
Agency Commercial
Mortgage-Backed Securities	$—	$5,657,840	$—	$5,657,840
Agency Mortgage-Backed
Securities	—	574,954,373	—	574,954,373
Collateralized Debt Obligations	—	48,177,288	—	48,177,288
Common Stocks	—	—	2,289,297	2,289,297
Convertible Bonds	—	12,372,673	—	12,372,673
Corporate Bonds	—	1,551,773,303	—	1,551,773,303
Loan Agreements	—	190,955,980	—	190,955,980
Municipal Bonds	—	29,552,437	—	29,552,437
Non-Agency Asset-Backed
Securities	—	58,174,041	—	58,174,041
Non-Agency Collateralized
Mortgage Obligations	—	80,620,163	—	80,620,163
Non-Agency Commercial
Mortgage-Backed Securities	—	307,261,581	—	307,261,581
Sovereign Bonds	—	90,002,645	—	90,002,645
Supranational Banks	—	1,971,954	—	1,971,954
US Treasury Obligations	—	206,168,242	—	206,168,242
Options Purchased	—	859,372	—	859,372
Short-Term Investments	110,508,596	—	—	110,508,596
Securities Lending Collateral	—	—	—	63,986,048
Total Value of Securities Before
Options Written	$110,508,596	$3,263,416,118	$2,289,297	$3,440,200,059
Liabilities:
Options Written	$—	$(402,907)	$—	$(402,907)
Derivatives[1]
Assets:
Foreign Currency Exchange
Contracts	$—	$2,187,049	$—	$2,187,049
Futures Contracts	14,947,735	—	—	14,947,735
OTC Credit Default Swaps	—	46,223	—	46,223
Liabilities:
Futures Contracts	$(18,752,345)	$—	$—	$(18,752,345)

[1]	Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

Notes to financial statements
Delaware Diversified Income Fund

3. Investments (continued)

During the six months ended April 30, 2022, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/22	10/31/21
Shares sold:
Class A	5,806,581	16,454,475
Class C	379,950	1,264,410
Class R	193,129	465,089
Institutional Class	40,646,648	114,933,678
Class R6	1,146,996	5,625,914

Shares from merger:[1]
Class R6	—	17,178,655

Shares issued upon reinvestment of dividends and distributions:
Class A	1,446,825	1,776,189
Class C	134,699	190,437
Class R	41,823	57,606
Institutional Class	6,900,918	8,121,337
Class R6	498,381	273,792
	57,195,950	166,341,582

	Six months
	ended	Year ended
	4/30/22	10/31/21
Shares redeemed:
Class A	(11,024,269)	(19,648,722)
Class C	(1,564,973)	(8,988,650)
Class R	(479,601)	(1,033,398)
Institutional Class	(74,577,930)	(71,351,905)
Class R6	(3,645,240)	(1,949,255)
	(91,292,013)	(102,971,930)
Net increase (decrease)	(34,096,063)	63,369,652

[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2022 and the year ended October 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
4/30/22	99,720	21,253	—	21,251	99,717	—	$1,099,134
Year ended
10/31/21	161,173	274,887	756,347	274,816	141,687	777,123	11,206,874

5. Reorganization

On July 23, 2021, the Board approved a proposal to reorganize Macquarie Core Plus Bond Portfolio, a series of Macquarie Institutional Portfolios (the “Acquired Fund”) with and into Delaware Diversified Income Fund (the “Acquiring Fund”), (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Fund were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Fund to own shares of a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Fund. The Reorganization was accomplished by a tax-free exchange of shares on July 23, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing

Notes to financial statements
Delaware Diversified Income Fund

5. Reorganization (continued)

reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

Shares
Acquired	Acquired	Converted	Acquiring
Fund	Fund Shares	to Acquiring	Fund	Conversion
Net Assets	Outstanding	Fund	Net Assets	Ratio
Macquarie Core Plus Bond		Delaware Diversified Income
Portfolio - Portfolio Class		Fund - Class R6
$159,933,281	15,712,373	17,178,655	$63,938,093	1.0933

The net assets of the Acquiring Fund before the Reorganization were $3,949,385,507. The net assets of the Acquiring Fund immediately following the Reorganization were $4,109,318,788.

Assuming the Reorganization had been completed on November 1, 2020, the Acquiring Fund's pro forma results of operations for the year ended October 31, 2021, would have been as follows:

Net investment income	$88,918,474
Net realized gain on investments	54,945,611
Net change in unrealized appreciation (depreciation)	(62,849,732)
Net increase in net assets resulting from operations	$81,014,353

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of April 30, 2022, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

During the six months ended April 30, 2022, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary

Notes to financial statements
Delaware Diversified Income Fund

7. Derivatives (continued)

market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2022, the Fund posted $2,121,003 in cash collateral for open futures contracts, which is presented as "Cash collateral due from brokers" on the "Statement of assets and liabilities."

During the six months ended April 30, 2022, the Fund entered into futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended April 30, 2022.

During the six months ended April 30, 2022, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2022, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended April 30, 2022, the Fund entered into CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may

Notes to financial statements
Delaware Diversified Income Fund

7. Derivatives (continued)

differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At April 30, 2022, the Fund received $4,650,000 in cash collateral for open over-the-counter credit default swap contracts, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of April 30, 2022 were as follows:

	Asset Derivatives Fair Value
			Interest
Statement of Assets and	Currency	Equity	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Contracts	Total
Unrealized appreciation on
foreign currency exchange
contracts	$2,187,049	$—	$—	$—	$2,187,049
Variation margin due from broker
on futures contracts*	—	—	14,947,735	—	14,947,735
Unrealized appreciation on over
the counter credit default
swap contracts	—	—	—	46,223	46,223
Options purchased**	—	859,372	—	—	859,372
Total	$2,187,049	$859,372	$14,947,735	$46,223	$18,040,379

	Liability Derivatives Fair Value
		Interest
Statement of Assets and	Equity	Rate
Liabilities Location	Contracts	Contracts	Total
Variation margin due to broker on futures contracts*	$—	$(18,752,345)	$(18,752,345)
Options written, at value	(402,907)	—	(402,907)
Total	$(402,907)	$(18,752,345)	$(19,155,252)

*

Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through April 30, 2022. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

**	Included with "Investments, at value."

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$4,879,106	$—	$—	$4,879,106
Interest rate contracts	—	3,043,012	—	3,043,012
Credit contracts	—	—	1,162,244	1,162,244
Total	$4,879,106	$3,043,012	$1,162,244	$9,084,362

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Options	Swap
	Contracts	Contracts	Purchased	Written	Contracts	Total
Currency contracts	$1,264,438	$—	$(1,261,834)	$378,993	$—	$381,597
Interest rate
contracts	—	(2,580,127)	—	—	—	(2,580,127)
Credit contracts	—	—	—	—	(85,090)	(85,090)
Total	$1,264,438	$(2,580,127)	$(1,261,834)	$378,993	$(85,090)	$(2,283,620)

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended April 30, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional
value)	$116,496		$80,850,283
Futures contracts (average notional value)	338,356,050		217,069,154
Options contracts (average value)*	488,799		210,571
CDS contracts (average notional value)**	12,263,889	EUR	9,134,524

*	Long represents purchased options and short represents written options.
**	Long represents buying protection and short represents selling protection.

8. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master

Notes to financial statements
Delaware Diversified Income Fund

8. Offsetting (continued)

Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
JPMorgan Chase Bank	$1,726,771	—	$1,726,771
TD Bank	962,966	—	962,966
Total	$2,689,737	—	$2,689,737

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
JPMorgan
Chase Bank	$1,726,771	$—	$(1,726,771)	$—	$—	$—
TD Bank	962,966	—	—	—	—	962,966
Total	$2,689,737	$—	$(1,726,771)	$—	$—	$962,966

Securities Lending

Securities lending transactions are entered into by the Funds under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 9).

As of April 30, 2022, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received(a)	Received	Received	Net Exposure(b)
Bank of New York
Mellon	$62,026,124	$62,026,124	$—	$62,026,124	$—

(a)	The value of the related collateral exceeded the value of the derivatives and securities lending transactions as of April 30, 2022, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other

Notes to financial statements
Delaware Diversified Income Fund

9. Securities Lending (continued)

bank obligations; certain money market funds; and asset-backed securities as disclosed on the “Schedule of investments.” Securities purchased with cash collateral are valued at the market value. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022:

	Overnight
Securities Lending	and	Under	Between	Over
Transactions	continuous	30 days	30 & 90 days	90 Days	Total
Money Market
Mutual Funds	$63,986,048	$—	$—	$—	$63,986,048

At April 30, 2022, the value of securities on loan was $62,026,124, for which the Fund received cash collateral of $63,986,048. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund's performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact your Fund’s performance.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Notes to financial statements
Delaware Diversified Income Fund

10. Credit and Market Risk (continued)

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section (4)(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

Notes to financial statements
Delaware Diversified Income Fund

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in the Fund's financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15( b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® ADVISER FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2022